UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C. 20005
(Name and addresses of agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
March 31, 2012
(Unaudited)
	Interest	Maturity	Face
	Rate/Yield	Date	Amount	Value
CORPORATE NOTES (5.1% of portfolio)
General Electric Capital Corp.	5.00%	04/10/12	$1,593,000	$1,594,821
General Electric Capital Corp.	4.25	06/15/12	1,601,000	1,614,117
General Electric Capital Corp.	6.00	06/15/12	1,500,000	1,517,150
General Electric Capital Corp.	3.50	08/13/12	2,828,000	2,859,528
PepsiCo, Inc.	5.15	05/15/12	1,368,000	1,375,917
Wal-Mart Stores, Inc.	5.00	04/05/12	1,000,000	1,000,523
Total Corporate Notes (Cost $9,962,056)				9,962,056

COMMERCIAL PAPER (60.5% of portfolio)
Coca-Cola Co. (a)	0.10	04/16/12	3,000,000	2,999,875
Coca-Cola Co. (a)	0.11	04/26/12	3,700,000	3,699,717
Coca-Cola Co. (a)	0.13	06/05/12	3,000,000	2,999,296
ConocoPhillips Qatar Funding Ltd. (a)	0.12	04/05/12	1,600,000	1,599,979
ConocoPhillips Qatar Funding Ltd. (a)	0.18	05/29/12	3,350,000	3,349,029
ConocoPhillips Qatar Funding Ltd. (a)	0.14	06/07/12	4,000,000	3,998,958
E.I. Du Pont De Nemours & Co. (a)	0.12	04/02/12	4,000,000	3,999,987
E.I. Du Pont De Nemours & Co. (a)	0.12	04/10/12	3,825,000	3,824,885
E.I. Du Pont De Nemours & Co. (a)	0.14	04/23/12	1,650,000	1,649,859
General Electric Capital Corp.	0.15	06/06/12	1,250,000	1,249,656
Google Inc. (a)	0.10	04/24/12	1,700,000	1,699,891
Google Inc. (a)	0.09	05/07/12	2,200,000	2,199,802
Google Inc. (a)	0.08	05/17/12	3,600,000	3,599,632
Google Inc. (a)	0.14	07/20/12	2,000,000	1,999,144
John Deere Bank SA (a)	0.12	04/10/12	3,000,000	2,999,910
John Deere Bank SA (a)	0.10	04/20/12	2,000,000	1,999,894
John Deere Bank SA (a)	0.15	04/20/12	350,000	349,972
John Deere Bank SA (a)	0.12	05/03/12	4,000,000	3,999,573
L'Oreal USA Inc. (a)	0.12	04/16/12	4,250,000	4,249,787
L'Oreal USA Inc. (a)	0.12	05/08/12	3,000,000	2,999,630
Nestle Capital Corp. (a)	0.08	06/01/12	1,500,000	1,499,797
Nestle Capital Corp. (a)	0.13	06/25/12	2,000,000	1,999,386
PACCAR Financial Corp.	0.11	04/30/12	2,200,000	2,199,805
PACCAR Financial Corp.	0.13	05/16/12	4,000,000	3,999,350
PACCAR Financial Corp.	0.14	06/12/12	3,500,000	3,499,020
PepsiCo, Inc. (a)	0.07	04/09/12	2,000,000	1,999,969
PepsiCo, Inc. (a)	0.10	04/09/12	1,260,000	1,259,972
Pfizer Inc. (a)	0.08	04/10/12	3,000,000	2,999,940
Pfizer Inc. (a)	0.10	04/19/12	6,000,000	5,999,700
Procter & Gamble Co. (a)	0.08	04/27/12	4,000,000	3,999,769
Procter & Gamble Co. (a)	0.12	05/01/12	1,700,000	1,699,830
Total Capital Canada, Ltd. (a)	0.12	04/23/12	5,500,000	5,499,597
Total Capital Canada, Ltd. (a)	0.12	05/25/12	4,000,000	3,999,280
Toyota Motor Credit Corp.	0.13	04/16/12	2,000,000	1,999,892
Toyota Motor Credit Corp.	0.14	05/01/12	2,000,000	1,999,767
Toyota Motor Credit Corp.	0.14	06/04/12	5,500,000	5,498,631
Unilever Capital Corp. (a)	0.09	05/17/12	3,000,000	2,999,655
Unilever Capital Corp. (a)	0.16	06/07/12	4,100,000	4,098,779
Unilever Capital Corp. (a)	0.21	08/31/12	2,000,000	1,998,227
Wal-Mart Stores, Inc. (a)	0.09	04/25/12	1,100,000	1,099,934
Wal-Mart Stores, Inc. (a)	0.11	04/25/12	1,000,000	999,927
Wal-Mart Stores, Inc. (a)	0.13	04/30/12	2,000,000	1,999,791
Total Commercial Paper (Cost $118,818,494)				118,818,494

DAILY INCOME FUND
Portfolio of Investments
March 31, 2012
(Unaudited)
	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value
U.S. GOVERNMENT OBLIGATIONS (24.5% of portfolio)
U.S. Treasury Bill	0.05%		04/05/12	$5,000,000	$4,999,972
U.S. Treasury Bill	0.06		05/03/12	5,000,000	4,999,733
U.S. Treasury Note	1.38		04/15/12	3,000,000	3,001,477
U.S. Treasury Note	1.38		05/15/12	5,000,000	5,007,712
U.S. Treasury Note	0.75		05/31/12	4,000,000	4,004,577
U.S. Treasury Note	4.88		06/30/12	7,000,000	7,082,866
U.S. Treasury Note	1.50		07/15/12	5,000,000	5,020,099
U.S. Treasury Note	4.38		08/15/12	6,000,000	6,095,391
U.S. Treasury Note	0.38		08/31/12	6,000,000	6,005,746
U.S. Treasury Note	1.38		09/15/12	2,000,000	2,011,117
Total U.S. Government Obligations (Cost $48,228,690)					48,228,690

MONEY MARKET ACCOUNT (9.9% of portfolio)
State Street Institutional Liquid Reserves Fund	0.23	(b)		19,434,356	19,434,356
Total Money Market Account (Cost $19,434,356)					19,434,356

TOTAL INVESTMENTS IN SECURITIES (Cost $196,443,596) - 100%					$196,443,596

_____________________________________

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. Total of such securities at period-end amounts to $98,372,373 and represents 50.1% of total investments.

(b)	7-day yield at March 31, 2012.

At March 31, 2012, the cost of investment securities for tax purposes was $196,443,596.  There were no unrealized gains or losses.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$118,818,494	$-	$118,818,494
U.S. Government Obligations	$-	$48,228,690	$-	$48,228,690
Corporate Notes	$-	$9,962,056	$-	$9,962,056
Cash Equivalents	$19,434,356	$-	$-	$19,434,356
	$19,434,356	$177,009,240	$-	$196,443,596

There were no transfers between levels during the period ended March 31, 2012.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (1.8% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$12,631	$12,975
Small Business Administration 98-20D	6.15		04/01/18	21,799	23,659
Small Business Administration 98-20E	6.30		05/01/18	22,534	24,546
Small Business Administration 98-20H	6.15		08/01/18	8,715	9,515
Small Business Administration 99-20D	6.15		04/01/19	35,961	39,245
Small Business Administration 04-20B	4.72		02/01/24	79,271	86,513
Small Business Administration 04-20C	4.34		03/01/24	107,823	116,753
Small Business Administration 05-10E	4.54		09/01/15	20,308	21,167
Small Business Administration Pool # 100075	3.50		05/25/19	31,499	31,709
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	4,087	4,137
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	12,908	12,916
Small Business Administration Pool # 502477	1.25	(a)	09/25/18	37,124	37,023
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	2,993	3,025
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	29,564	29,746
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	21,334	21,364
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	5,198	5,181
Small Business Investment Companies 02-20K	5.08		11/01/22	34,496	37,680
Small Business Investment Companies 02-P10B	5.20		08/10/12	55,927	56,768
Small Business Investment Companies 03-10A	4.63		03/10/13	356,285	366,506
Small Business Investment Companies 03-10B	3.39		03/01/13	5,779	5,839
Small Business Investment Companies 03-P10A	4.52		02/10/13	5,087	5,220
Small Business Investment Companies 03-P10B	5.14		08/10/13	25,690	26,787
Small Business Investment Companies 04-10A	4.12		03/10/14	78,431	81,467
Small Business Investment Companies 04-10B	4.68		09/10/14	179,268	188,185
Small Business Investment Companies 04-P10A	4.50		02/10/14	26,209	27,004
Small Business Investment Companies 05-10B	4.94		09/10/15	140,331	151,043
Small Business Investment Companies 05-P10A	4.64		02/10/15	38,890	41,299
Small Business Investment Companies 07-10A	5.38		03/10/17	62,028	68,054
Total Asset Backed Securities (Cost $1,436,634)					1,535,326

MORTGAGE BACKED SECURITIES (5.3% of portfolio)
FDIC Structured Sale Guaranteed Notes 2010-S3 (b)	2.74		12/03/20	708,681	714,505
GNMA #2602	6.00		06/20/28	53,334	60,366
GNMA #2707	5.50		01/20/14	3,951	4,317
GNMA #8004	1.63	(a)	07/20/22	22,017	22,757
GNMA #8006	1.63	(a)	07/20/22	23,064	23,838
GNMA #8038	1.63	(a)	08/20/22	13,906	14,373
GNMA #8040	2.00	(a)	08/20/22	36,319	37,564
GNMA #8054	1.63	(a)	10/20/22	8,841	9,146
GNMA #8076	1.63	(a)	11/20/22	15,040	15,558
GNMA #8102	4.00	(a)	02/20/16	3,638	3,832
GNMA #8103	4.00	(a)	02/20/16	15,372	16,200
GNMA #8157	2.38	(a)	03/20/23	24,418	25,341
GNMA #8191	2.38	(a)	05/20/23	41,680	43,167
GNMA #8215	2.38	(a)	04/20/17	2,993	3,100
GNMA #8259	1.63	(a)	08/20/23	12,104	12,510
GNMA #8297	4.00	(a)	12/20/17	10,202	10,712
GNMA #8332	3.50	(a)	03/20/18	6,812	7,124
GNMA #8344	3.50	(a)	04/20/18	16,909	17,729
GNMA #8384	2.38	(a)	03/20/24	6,210	6,444
GNMA #8393	4.00	(a)	08/20/18	6,683	6,996
GNMA #8400	2.00	(a)	08/20/18	9,426	9,749
GNMA #8405	4.00	(a)	09/20/18	10,405	10,892
GNMA #8423	2.38	(a)	05/20/24	7,269	7,528

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8429	4.00%	(a)	11/20/18	$11,837	$12,429
GNMA #8459	1.63	(a)	07/20/24	11,472	11,857
GNMA #8499	3.00	(a)	05/20/19	7,841	8,205
GNMA #8518	1.63	(a)	10/20/24	11,102	11,485
GNMA #8532	2.50	(a)	10/20/24	14,937	15,535
GNMA #8591	2.38	(a)	02/20/25	35,488	36,830
GNMA #8638	2.38	(a)	06/20/25	13,024	13,488
GNMA #8648	1.63	(a)	07/20/25	21,496	22,218
GNMA #8663	2.00	(a)	07/20/25	16,451	17,015
GNMA #8680	3.50	(a)	08/20/20	14,576	15,242
GNMA #8687	2.50	(a)	08/20/25	4,234	4,393
GNMA #8702	3.00	(a)	10/20/20	5,983	6,257
GNMA #8747	1.63	(a)	11/20/25	11,437	11,830
GNMA #8807	1.63	(a)	07/20/21	14,705	15,199
GNMA #8836	1.63	(a)	09/20/21	12,922	13,356
GNMA #8847	2.38	(a)	04/20/26	13,856	14,351
GNMA #8869	1.63	(a)	11/20/21	41,323	42,746
GNMA #8873	2.50	(a)	11/20/21	19,601	20,386
GNMA #8877	2.38	(a)	05/20/26	3,446	3,569
GNMA #8883	1.63	(a)	12/20/21	14,932	15,446
GNMA #8915	2.38	(a)	02/20/22	14,239	14,777
GNMA #8934	2.38	(a)	03/20/22	24,754	25,689
GNMA #8978	2.38	(a)	05/20/22	61,108	63,288
GNMA #80053	2.38	(a)	03/20/27	2,982	3,095
GNMA #80058	2.38	(a)	04/20/27	3,182	3,296
GNMA #80185	2.38	(a)	04/20/28	30,002	31,072
GNMA #80264	2.25	(a)	03/20/29	27,570	28,487
GNMA #80283	2.38	(a)	05/20/29	19,923	20,634
GNMA #80300	1.63	(a)	07/20/29	18,577	19,201
GNMA #80309	1.63	(a)	08/20/29	7,695	7,954
GNMA #80363	2.25	(a)	01/20/30	62,523	64,603
GNMA #80426	1.63	(a)	07/20/30	2,654	2,743
GNMA #80452	1.63	(a)	09/20/30	17,818	18,417
GNMA #80475	1.63	(a)	12/20/30	34,658	35,851
GNMA #80577	1.75	(a)	02/20/32	5,364	5,570
GNMA #80684	2.38	(a)	04/20/33	14,732	15,258
GNMA #81129	2.50	(a)	10/20/34	410,928	427,592
GNMA #510280	6.00		08/15/14	4,876	5,356
GNMA #583189	4.50		02/20/17	40,939	44,533
GNMA #607494	5.00		04/15/19	26,207	28,937
GNMA #616274	5.00		02/15/19	26,693	29,275
GNMA 1996-4	7.00		04/16/26	4,280	4,887
GNMA 2001-53	5.50		10/20/31	24,323	25,816
GNMA 2001-53	0.59	(a)	10/20/31	4,486	4,493
GNMA 2002-15	5.50		11/20/31	43,915	47,054
GNMA 2002-20	4.50		03/20/32	22,613	24,746
GNMA 2002-88	5.00		05/16/31	13,220	13,348
GNMA 2003-11	4.00		10/17/29	38,636	41,362
GNMA 2003-12	4.50		02/20/32	20,452	21,735
GNMA 2003-26	0.69	(a)	04/16/33	12,182	12,235
GNMA 2003-97	4.50		03/20/33	50,300	54,589
GNMA 2004-17	4.50		12/20/33	120,188	129,267
GNMA 2004-102	5.50		04/20/34	69,136	78,466
GNMA 2005-56	5.00		08/20/31	15,153	15,215
GNMA 2007-30	5.50		03/20/35	7,405	7,404

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA 2008-50	5.50%		06/16/38	$196,449	$196,823
GNMA 2010-113	2.50		02/16/40	714,343	741,177
NCUA Guaranteed Notes 2010-C1	1.60		10/29/20	868,985	878,384
Total Mortgage Backed Securities (Cost $4,433,099)					4,588,214

MUNICIPAL BONDS (5.0% of portfolio)
Arizona State University	5.38		07/01/19	700,000	708,799
Bel Aire, Kansas	7.50		05/01/35	435,000	465,006
Bel Aire, Kansas	7.75		05/01/41	555,000	594,766
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	85,000	86,238
Illinois Housing Development Authority, Illinois	4.13		10/20/16	945,000	965,648
Miami-Dade County, Florida Educational Facilities Authority	4.32		04/01/12	695,000	695,000
Miami-Dade County, Florida Educational Facilities Authority	4.70		04/01/14	560,000	601,451
Michigan State Housing Development Authority	4.40		04/20/13	180,000	182,551
Total Municipal Bonds (Cost $4,262,489)					4,299,459

CORPORATE BONDS (4.3% of portfolio)
Ally Bank	1.00		06/10/13	250,000	250,945
American Express Centurion Bank	1.40		10/06/14	250,000	251,319
BMW Bank of North America	1.00		06/10/13	250,000	250,945
CIT Bank	1.10		11/25/13	250,000	250,773
Discover Bank	1.35		06/16/14	250,000	251,504
FirstBank Puerto Rico	1.65		02/20/13	250,000	252,384
GE Capital Financial Inc.	1.00		06/10/13	250,000	250,945
GE Money Bank	1.75		07/23/13	250,000	253,637
GMAC LLC	2.20		12/19/12	500,000	507,013
Goldman Sachs Bank USA	1.50		11/24/14	250,000	251,318
Rowan Companies Inc.	2.80		10/20/13	451,405	455,228
Southern Community Bank & Trust	0.99	(a)	02/18/14	250,000	249,757
State Bank of India NY	1.10		09/23/13	250,000	251,118
Total Corporate Bonds (Cost $3,699,501)					3,726,886

U. S. GOVERNMENT OBLIGATIONS (76.7% of portfolio)
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/12	1,500,000	1,498,380
Government Trust Certificate (Israel Trust)	0.00	(c)	04/01/15	2,750,000	2,630,207
Government Trust Certificate (Sri Lanka Trust)	0.94	(a)	06/15/12	12,500	12,493
National Archives Facility Trust	8.50		09/01/19	39,346	48,936
Overseas Private Investment Corp.	1.45	(d)	09/20/13	1,000,000	1,242,320
Overseas Private Investment Corp.	1.45	(d)	09/20/13	3,015,000	3,105,812
Overseas Private Investment Corp.	3.46	(d)	07/12/14	1,000,000	1,126,800
Overseas Private Investment Corp.	1.84	(d)	07/12/14	1,500,000	1,571,220
Overseas Private Investment Corp.	4.10		11/15/14	87,920	91,220
Overseas Private Investment Corp.	1.34	(e)	11/20/19	2,000,000	2,024,180
Overseas Private Investment Corp.	1.05	(e)	12/09/16	2,000,000	2,015,840
Overseas Private Investment Corp.	1.62	(d)	12/14/14	299,336	310,725
Overseas Private Investment Corp.	3.56	(d)	12/14/14	3,500,000	4,059,300
Overseas Private Investment Corp.	3.74		04/15/15	63,807	65,452
Overseas Private Investment Corp.	3.50	(e)	05/02/16	1,000,000	1,141,610
Overseas Private Investment Corp.	4.81	(e)	07/12/16	1,000,000	1,216,980
Overseas Private Investment Corp.	4.87	(e)	09/07/16	700,000	857,808

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate/Yield		Date	Amount	Value

U. S. GOVERNMENT OBLIGATIONS - continued
Overseas Private Investment Corp.	4.87%	(e)	09/07/16	$1,000,000	$1,225,440
Overseas Private Investment Corp.	3.62		09/15/16	34,965	37,460
Overseas Private Investment Corp.	3.56	(d)	04/23/17	3,000,000	3,458,490
Overseas Private Investment Corp.	1.50	(e)	11/17/17	1,000,000	991,450
Overseas Private Investment Corp.	1.01	(e)	12/10/17	2,500,000	2,517,600
Overseas Private Investment Corp.	1.55	(e)	03/15/18	1,600,000	1,619,840
Overseas Private Investment Corp.	5.66	(e)	06/10/18	900,000	1,269,360
Overseas Private Investment Corp.	1.84	(e)	06/10/18	1,000,000	1,043,470
Overseas Private Investment Corp.	2.00	(e)	06/10/18	1,500,000	1,575,975
Overseas Private Investment Corp.	2.53	(e)	07/07/19	1,000,000	1,082,770
Overseas Private Investment Corp.	3.37		05/15/21	974,232	1,042,789
Overseas Private Investment Corp.	2.07		05/15/21	1,000,000	1,000,350
Philippine Power Trust I (b)	5.40		09/26/18	386,905	435,129
Private Export Funding Corp.	4.97		08/15/13	1,100,000	1,167,304
Private Export Funding Corp.	2.13		07/15/16	500,000	524,635
SALLIE MAE	7.30		08/01/12	1,875,000	1,918,961
The Financing Corp.	0.00	(c)	02/08/18	500,000	447,496
The Financing Corp.	0.00	(c)	10/06/17	500,000	453,091
U.S. Department of Housing and Urban Development	6.33		08/01/13	89,000	89,577
U.S. Department of Housing and Urban Development	6.93		08/01/13	10,000	10,095
U.S. Department of Housing and Urban Development	7.72		08/01/13	50,000	50,372
U.S. Department of Housing and Urban Development	7.63		08/01/14	30,000	30,027
U.S. Department of Housing and Urban Development	7.91		08/01/17	37,000	37,207
U.S. Department of Housing and Urban Development	5.77		08/01/17	1,000,000	1,017,600
U.S. Department of Housing and Urban Development	2.91		08/01/17	1,000,000	1,079,513
U.S. Department of Housing and Urban Development	7.93		08/01/18	80,000	80,446
U.S. Department of Housing and Urban Development	6.07		08/01/21	500,000	508,860
U.S. Department of Housing and Urban Development	6.12		08/01/22	1,000,000	1,017,218
United States Treasury Note	1.38		05/15/12	4,000,000	4,005,936
United States Treasury Note	1.50		07/15/12	1,000,000	1,003,945
United States Treasury Note	1.38		09/15/12	3,000,000	3,016,407
United States Treasury Note	1.13		12/15/12	1,000,000	1,006,523
United States Treasury Note	1.38		02/15/13	3,000,000	3,030,117
United States Treasury Note	1.38		05/15/13	1,000,000	1,012,461
United States Treasury Note	2.38		02/28/15	1,500,000	1,579,687
United States Treasury Note	1.50		06/30/16	1,000,000	1,026,484
United States Treasury Note	1.00		08/31/16	1,000,000	1,004,297
United States Treasury Note	1.38		09/30/18	1,000,000	993,359
Total U.S. Government Obligations (Cost $65,450,925)					66,431,024

				Shares
MONEY MARKET ACCOUNT (6.9% of portfolio)
State Street Institutional Liquid Reserves Fund	0.23	(f)		6,001,397	6,001,397
Total Money Market Account (Cost $6,001,397)					6,001,397

TOTAL INVESTMENTS IN SECURITIES (Cost $85,284,045) - 100%					$86,582,306
_____________________________________

(a)	Variable coupon rate as of March 31, 2012.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $2,648,014 and represents 3.1% of total investment.

(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)	7-day yield at March 31, 2012.

At March 31, 2012, the cost of investment securities for tax purposes was $85,284,045.  Net unrealized appreciation of investment securities was $1,298,261 consisting of unrealized gains of $1,397,992 and unrealized losses of $99,731.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$66,431,024	$-	$66,431,024
Mortgage Backed Securities	$-	$4,588,214	$-	$4,588,214
Municipal Bonds	$-	$4,299,459	$-	$4,299,459
Corporate Bonds	$-	$3,726,886	$-	$3,726,886
Asset Backed Securities	$-	$1,535,326	$-	$1,535,326
Cash Equivalents	$6,001,397	$-	$-	$6,001,397
	$6,001,397	$80,580,909	$-	$86,582,306

There were no transfers between levels during the period ended March 31, 2012.

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value

CORPORATE BONDS (31.7% of portfolio)
BASIC INDUSTRIES - 7.3%
Atlantic Richfield Co.	8.50%		04/01/12	$160,000	$160,000
Atlantic Richfield Co.	8.60		05/15/12	1,200,000	1,206,744
Danaher Corp.	1.30		06/23/14	525,000	533,346
Dun & Bradstreet Corp.	6.00		04/01/13	700,000	733,893
Eaton Corp.	0.80	(a)	06/16/14	1,025,000	1,027,227
Engelhard Corp.	4.25		05/15/13	550,000	562,163
General Dynamics Corp.	1.38		01/15/15	775,000	790,326
Emerson Electric Co.	0.00	(a)	10/26/39	125,000	123,646
Emerson Electric Co.	0.00	(a)	03/27/40	1,100,000	1,085,446
General Electric Co.	5.00		02/01/13	1,625,000	1,684,199
Ingersoll-Rand Global Holding Co. Ltd.	9.50		04/15/14	350,000	403,282
PACCAR Inc.	1.65	(a)	09/14/12	1,100,000	1,107,070
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	420,000
PPG Industries Inc.	5.75		03/15/13	470,000	489,914
Raytheon Co.	1.40		12/15/14	275,000	279,556
SeaRiver Maritime, Inc.	0.00	(c)	09/01/12	18,770,000	18,626,278
Whirlpool Corp.	8.00		05/01/12	125,000	125,636
Total Basic Industries					29,358,726

CONSUMER STAPLES - 1.3%
Food Products
Archer-Daniels Midland Co.	0.67	(a)	08/13/12	5,000,000	5,007,200
Total Consumer Staples					5,007,200

CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel, & Luxury Goods
VF Corp.	1.24	(a)	08/23/13	540,000	540,022
Total Consumer Discretionary					540,022

FINANCE - 14.7%
Banks
Abbey National Treasury Services Stamford, CT	1.86	(a)	04/25/13	1,250,000	1,234,521
Abbey National Treasury Services Stamford, CT	1.82	(a)	06/10/13	9,400,000	9,273,156
Allied Irish Banks NY	2.76	(a)	08/13/12	3,500,000	3,393,758
Allied Irish Banks NY	3.62	(a)	09/28/12	2,450,000	2,359,845
BA Covered Bond Issuer (b)	5.50		06/14/12	800,000	807,384
Bank of America Corp.	7.23		08/15/12	200,000	201,810
Bank of America NA	0.75	(a)	06/15/16	2,025,000	1,796,542
Bank of America NA	0.77	(a)	06/15/17	1,550,000	1,339,006
Citigroup Inc.	6.00		12/13/13	975,000	1,033,010
Comerica Bank	0.64		05/22/12	1,169,000	1,168,330
Dexia Crédit Local New York (b)	0.88	(a)	03/05/13	350,000	335,388
Intesa Sanpaolo NY	2.38		12/21/12	6,675,000	6,567,426
Key Bank NA	7.41		10/15/27	1,050,000	1,174,590
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	108,093
Societe Generale NY	1.49	(a)	02/22/13	1,250,000	1,248,638
Union Bank NA	5.95		05/11/16	525,000	573,278
US Bank NA	5.92		05/25/12	249,688	251,613
Consumer Loans
American Express Credit Corp.	7.30		08/20/13	525,000	568,106
American General Finance Corp.	4.88		07/15/12	375,000	363,750
Caterpillar Financial Services Corp.	6.00		12/15/12	250,000	258,070
Countrywide Financial Corp.	5.80		06/07/12	2,375,000	2,393,753

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
FIA Card Services NA	6.63%		06/15/12	$1,350,000	$1,359,877
FIA Card Services NA	7.13		11/15/12	2,200,000	2,255,101
General Electric Capital Corp.	8.13		05/15/12	750,000	756,592
General Electric Capital Corp.	0.77	(a)	03/20/13	1,650,000	1,634,284
General Electric Capital Corp.	0.54	(a)	12/20/13	700,000	681,440
General Electric Capital Corp.	0.62	(a)	09/15/14	2,350,000	2,313,011
General Electric Capital Corp.	0.00	(a)	10/01/53	525,000	518,448
HSBC Finance Corp.	0.82	(a)	01/15/14	1,650,000	1,603,488
Insurance
American International Group, Inc.	4.25		05/15/13	3,425,000	3,500,703
American International Group, Inc.	3.65		01/15/14	275,000	280,090
Berkshire Hathaway Finance Corp.	1.50		01/10/14	625,000	634,780
Protective Life Secured Trust	4.86	(a)	07/10/12	750,000	753,667
Travelers Insurance Co. Institutional Funding Ltd.	5.01		01/03/13	3,700,000	3,765,845
Investment Banker/Broker
Morgan Stanley	4.10		01/26/15	700,000	702,439
Morgan Stanley	0.88	(a)	01/09/14	1,775,000	1,688,007
Total Finance					58,897,839

HEALTH CARE - 2.7%
Health Care Equipment & Supplies
Johnson & Johnson	1.20		05/15/14	1,375,000	1,398,774
Medtronic Inc.	1.63		04/15/13	7,825,000	7,903,250
Thermo Fisher Scientific Inc.	2.05		02/21/14	750,000	769,193
Pharmaceuticals
Allergan Inc.	7.47		04/17/12	350,000	350,476
Novartis Capital Corp.	1.90		04/24/13	475,000	482,357
Total Health Care					10,904,050

INFORMATION TECHNOLOGY - 1.5%
Communication Equipment
Dell Inc.	3.38		06/15/12	225,000	226,172
Dell Inc.	1.40		09/10/13	650,000	656,495
Dell Inc.	2.10		04/01/14	1,250,000	1,281,594
Hewlett Packard Co.	2.02	(a)	09/19/14	3,700,000	3,727,358
Total Information Technology					5,891,619

TRANSPORTATION - 0.6%
Airlines
Southwest Airlines Inc.	7.22		07/01/13	239,990	241,190
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	237,157
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	863,517	935,032
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	136,021	148,100
Consolidated Rail Corp.	6.76		05/25/15	60,025	64,788
CSX Transportation Inc.	8.38		10/15/14	220,101	250,620
GATX Corp.	9.00		11/15/13	206,749	229,667
GATX Corp.	8.75		05/15/14	125,000	142,296
Union Pacific Railroad Co.	6.85		01/02/19	61,107	69,884
Total Transportation					2,318,734

UTILITIES - 3.5%
Electric & Gas
Aquila Inc.	11.88		07/01/12	250,000	256,470
Energy East Corp.	6.75		06/15/12	2,150,000	2,169,655
Entergy Louisiana LLC	1.88		12/15/14	1,800,000	1,831,856
FPL Group Capital Inc.	0.92	(a)	11/09/12	2,475,000	2,470,842

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Georgia Power Co.	0.79%	(a)	03/15/13	$1,650,000	$1,649,748
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	326,491
Southern California Gas Co.	4.80		10/01/12	165,000	168,216
Telephone
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,382,238
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	1,302,750
Southwestern Bell Telephone Co.	7.00		07/01/15	525,000	613,176
Verizon Communications, Inc.	1.95		03/28/14	500,000	512,208
Verizon New York, Inc.	7.00		06/15/13	1,100,000	1,171,104
Verizon Virginia, Inc.	7.63		12/01/12	275,000	286,229
Total Utilities					14,140,983
Total Corporate Bonds (Cost $125,646,174)					127,059,173

YANKEE BONDS (16.5% of portfolio)
Abbey National Treasury Services PLC	2.88		04/25/14	750,000	746,681
Bayerische Landesbank	5.05		12/20/12	5,000,000	5,072,740
Commonwealth Bank of Australia (b)	1.72	(a)	03/31/17	800,000	800,000
Compagnie de Financement Foncier (b)	2.25		03/07/14	700,000	707,420
DEPFA ACS Bank	0.40	(a)	06/09/13	4,300,000	4,143,532
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	508,620
Dexia Crédit Local (b)	2.75		01/10/14	925,000	898,663
Dexia Crédit Local (b)	2.75		04/29/14	5,175,000	5,049,889
Dexia Crédit Local (b)	1.03	(a)	04/29/14	375,000	349,562
Dexia Municipal Agency	0.39	(a)	06/20/14	900,000	883,585
Dexia Municipal Agency	5.25		02/16/17	1,100,000	1,133,550
Eni Coordination Center SA	4.80		08/10/15	1,775,000	1,902,205
France Telecom	4.38		07/08/14	1,350,000	1,441,616
Hydro-Quebec	6.27		01/03/26	80,000	101,654
Iberdrola Finance Ireland Ltd. (b)	3.80		09/11/14	775,000	795,365
Instituto de Crédito Oficial	2.50		09/17/12	550,000	549,681
Instituto de Crédito Oficial	3.25		05/14/13	950,000	947,279
International Bank for Reconstruction and Development	0.00	(c)	08/15/13	210,000	207,783
International Bank for Reconstruction and Development	0.00	(c)	02/15/15	820,000	795,135
Irish Life & Permanent (b)	3.60		01/14/13	7,900,000	7,662,945
Korea Development Bank	8.00		01/23/14	500,000	551,154
Mitsubishi Corp.	2.75		09/16/15	300,000	306,498
Norsk Hydro ASA	9.00		04/15/12	600,000	601,438
OEBB Infrastruktur AG	4.75		10/28/13	1,250,000	1,301,189
OEBB Infrastruktur AG	4.63		11/21/13	1,275,000	1,331,915
Royal Bank of Scotland PLC	3.40		08/23/13	1,225,000	1,241,447
Royal Bank of Scotland PLC	3.25		01/11/14	2,500,000	2,535,413
Royal Philips Electronics NV	4.63		03/11/13	475,000	491,745
Sanofi-Aventis	0.67	(a)	03/28/13	750,000	752,767
Sanofi-Aventis	1.63		03/28/14	500,000	509,909
Santander US Debt SA Unipersonal (b)	2.49		01/18/13	1,900,000	1,894,425
Santander US Debt SA Unipersonal (b)	2.99		10/07/13	1,300,000	1,293,813
Santander US Debt SA Unipersonal (b)	3.72		01/20/15	900,000	878,661
Scottish Power Ltd.	5.38		03/15/15	4,675,000	5,060,627
Shell International Finance BV	1.88		03/25/13	700,000	710,500
Société Générale SCF	1.89	(a)	03/19/14	1,400,000	1,393,233
Société Générale SCF	1.94	(a)	06/19/14	1,400,000	1,366,896
Total Capital Canada Ltd.	1.63		01/28/14	5,075,000	5,097,381
Total Capital	3.00		06/24/15	900,000	934,337
Trans-Canada Pipelines Ltd.	8.63		05/15/12	2,195,000	2,215,179
Trans-Canada Pipelines Ltd.	0.88		03/02/15	1,000,000	997,965
Total Yankee Bonds (Cost $66,039,955)					66,164,397

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value

ASSET BACKED SECURITIES (14.6% of portfolio)
Access Group Inc. 01	0.85%	(a)	05/25/29	$1,924,429	$1,681,920
Access Group Inc. 04-A	0.82	(a)	04/25/29	1,355,674	1,281,558
Access Group Inc. 05-B	0.79	(a)	07/25/22	917,598	889,083
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	127,506	130,888
Ally Master Owner Trust 12-1	1.04	(a)	02/15/17	2,175,000	2,175,000
Americredit Automobile Receivables Trust 07-CM	5.55		04/07/14	55,431	55,475
Americredit Automobile Receivables Trust 07-CM	0.32	(a)	04/07/14	415,730	415,700
Americredit Automobile Receivables Trust 07-DF	5.56		06/06/14	160,561	161,867
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	244,093	250,907
Americredit Automobile Receivables Trust 10-B	1.18		02/06/14	183,922	183,987
Bush Truck Leasing LLC II-A (b)	5.00		09/25/18	614,685	613,072
CIT Marine Trust 99-A	6.25		11/15/19	188,624	193,078
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	720,000	678,154
CPS Auto Trust 07-C (b)	5.92		05/15/14	609,337	612,821
CPS Auto Trust 08-A (b)	6.48		07/15/13	74,743	75,545
CPS Auto Trust 10-A (b)	2.89		03/15/16	115,931	116,077
CPS Auto Trust 11-A (b)	2.82		04/16/18	861,011	859,004
CPS Auto Trust 11-B (b)	3.68		09/17/18	446,814	445,974
CPS Auto Trust 11-C (b)	4.21		03/15/19	713,773	713,738
CPS Auto Trust 12-A (b)	2.78		06/17/19	750,000	749,906
First Financial Credit Card Master Note Trust II 10-B (b)	3.00		07/17/17	3,050,000	3,053,681
First Financial Credit Card Master Note Trust II 10-C (b)	5.19		09/17/18	450,000	462,415
First Financial Credit Card Master Note Trust II 10-D (b)	3.72		06/17/19	1,725,000	1,765,365
First Investors Auto Owner Trust 12-1A (b)	1.96		11/15/17	500,000	500,278
First National Master Note Trust 09-3	1.59	(a)	07/15/15	1,450,000	1,455,216
KeyCorp Student Loan Trust 99-B	0.92	(a)	08/25/27	63,902	63,103
KeyCorp Student Loan Trust 00-A	0.81	(a)	05/25/29	1,932,733	1,759,879
KeyCorp Student Loan Trust 00-B	0.87	(a)	07/25/29	1,727,408	1,402,117
KeyCorp Student Loan Trust 01-A	0.74	(a)	06/27/31	943,937	770,842
KeyCorp Student Loan Trust 04-A	0.86	(a)	10/28/41	2,959,498	2,765,144
KeyCorp Student Loan Trust 04-A	0.99	(a)	01/27/43	902,266	759,511
KeyCorp Student Loan Trust 05-A	0.60	(a)	03/27/24	29,479	29,300
KeyCorp Student Loan Trust 05-A	0.70	(a)	09/28/26	1,570,000	1,507,126
KeyCorp Student Loan Trust 05-A	0.87	(a)	09/27/40	788,070	674,312
KeyCorp Student Loan Trust 06-A	0.55	(a)	06/27/25	244,869	241,613
LAI Vehicle Lease Securitization Trust 10-A (b)	2.55		09/15/16	647,512	646,988
LEAF II Receivables Funding LLC 10-3 (b)	5.00		02/20/22	2,375,000	2,302,087
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	89,699	91,424
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	278,192	297,102
Merrill Auto Trust Securitization 07-01	0.30	(a)	12/15/13	40,941	40,935
National Collegiate Student Loan Trust 04-1	0.73	(a)	06/25/27	4,201,491	3,546,568
National Collegiate Student Loan Trust 05-1	0.38	(a)	10/26/26	689,968	671,696
National Collegiate Student Loan Trust 05-3	0.48	(a)	07/25/28	700,000	668,436
National Collegiate Student Loan Trust 06-1	0.43	(a)	05/25/26	801,817	723,631
National Collegiate Student Loan Trust 07-1	0.28	(a)	06/25/25	518,312	517,037
Prestige Auto Receivables Trust 09-1A (b)	5.67		04/15/17	189,640	191,855
Santander Drive Auto Receivables Trust 11-2	2.66		01/15/16	2,000,000	2,009,114
Santander Drive Auto Receivables Trust 12-1	1.25		04/15/15	1,375,000	1,379,352
SLC Student Loan Trust 06-A	0.87	(a)	07/15/36	3,275,000	2,758,990
SLC Student Loan Trust 06-A	1.02	(a)	07/15/36	5,300,000	3,632,233
SLM Student Loan Trust 03-B	0.87	(a)	03/15/22	3,581,457	3,467,491
SLM Student Loan Trust 04-A	0.67	(a)	03/16/20	1,364,601	1,324,013
SLM Student Loan Trust 05-A	0.61	(a)	12/15/20	187,038	182,433
SLM Student Loan Trust 06-C	0.60	(a)	06/15/21	1,300,000	1,269,966
SLM Student Loan Trust 07-A	0.59	(a)	09/15/25	3,250,000	3,058,374
Small Business Administration 02-20K	5.08		11/01/22	120,737	131,882
Small Business Administration 03-10B	3.39		03/01/13	13,002	13,138
Small Business Administration 03-P10B	5.14		08/10/13	30,828	32,145
Small Business Administration 05-10E	4.54		09/01/15	50,770	52,917
Tidewater Auto Receivable Trust 10-A (b)	5.92		05/15/17	72,745	73,654
Total Asset Backed Securitues (Cost $57,002,774)					58,577,117

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES (8.3% of portfolio)
ABN Amro Mortgage Corp. 03-9	4.52%		08/25/18	$460,816	$433,624
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	197,109	155,881
ACE Securities Corp. 06-ASL1	0.38	(a)	02/25/36	608,950	152,957
ACE Securities Corp. 06-GP1	0.37	(a)	02/25/31	169,064	138,581
ACE Securities Corp. 06-SL1	0.56	(a)	09/25/35	198,506	33,928
Adjustable Rate Mortgage Trust 05-10	2.82	(a)	01/25/36	149,169	83,197
American Business Financial Services 02-1	7.01		12/15/32	84,170	44,438
American Home Mortgage Investment Trust 05-01	2.74	(a)	06/25/45	280,447	261,644
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	41,006	40,640
Amresco Residential Securities 98-1	7.57		10/25/27	79,225	81,965
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	217,808	135,434
Banc of America Funding Corp. 04-A	5.44	(a)	09/20/34	55,082	55,965
Banc of America Funding Corp. 05-G	5.21	(a)	10/20/35	909,379	818,246
Banc of America Funding Corp. 07-5	6.50		07/25/37	123,930	116,152
Banc of America Mortgage Securites Inc. 02-J	3.53	(a)	09/25/32	3,675	3,618
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	50,837	51,484
Banc of America Mortgage Securities Inc. 05-C	3.13	(a)	04/25/35	76,255	62,614
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	4,450,000	2,999,612
Bayview Financial Asset Trust 07-SR1A (b)	0.69	(a)	03/25/37	285,152	200,867
Bear Stearns Adjustable Rate Mortgage Trust 04-10	2.79	(a)	01/25/35	478,030	418,840
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.35	(a)	02/25/36	85,875	75,530
Bear Stearns ALT-A Trust 04-11	2.92	(a)	11/25/34	23,392	18,021
Bear Stearns ALT-A Trust 05-4	2.82	(a)	05/25/35	151,848	119,761
Bear Stearns ALT-A Trust 05-9	5.30	(a)	11/25/35	96,676	67,620
Bear Stearns ALT-A Trust 06-6	2.79	(a)	11/25/36	234,826	129,209
Bear Stearns Asset Backed Securities Trust 03-3	0.83	(a)	06/25/43	71,591	61,744
Bear Stearns Asset Backed Securities Trust 04-HE5	2.12	(a)	07/25/34	386,691	260,738
Bear Strearns Structured Products Inc., 00-1	5.93	(a)	08/28/33	7,580	7,139
CDC Mortgage Capital Trust 02-HE1	0.86	(a)	01/25/33	485,357	360,987
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	19,584	19,824
Chase Mortgage Finance Corp. 05-A1	5.26	(a)	12/25/35	36,461	34,641
Chaseflex Trust 05-2	6.00		06/25/35	158,471	128,659
CITICORP Mortgage Securities, Inc. 88-11	1.90	(a)	08/25/18	18,137	18,288
CITICORP Mortgage Securities, Inc. 88-17	1.88	(a)	11/25/18	33,987	34,234
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	95,959	95,693
CITICORP Mortgage Securities, Inc. 07-1	5.89	(d)	03/25/37	350,000	337,444
Citigroup Mortgage Loan Trust, Inc. 05-7	2.61	(a)	09/25/35	376,346	212,572
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	116,967	117,784
CMO Trust 17	7.25		04/20/18	521	551
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	218,523	223,362
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	38,133	37,955
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	90,175	86,782
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	185,506	157,117
Countrywide Alternative Loan Trust 05-43	5.30	(a)	10/25/35	60,201	46,179
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	238,982	224,861
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	369,781	351,437
Countrywide Asset Backed Certificate 04-S1	4.62		02/25/35	100,669	95,142
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	166,541	117,289
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	201,163	160,976
Countrywide Asset Backed Certificate 07-S3	0.38	(a)	05/25/37	15,486	15,326
Countrywide Home Loans 03-49	4.58	(a)	12/19/33	84,201	83,713
Countrywide Home Loans 03-J13	5.25		01/25/24	205,281	201,191
Countrywide Home Loans 05-HYB8	4.95	(a)	12/20/35	208,462	158,296
Countrywide Home Loans 06-HYB5	2.68	(a)	09/20/36	105,558	52,240
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	101,189	103,788
Credit Suisse First Boston Mortgage 03-AR24	2.71	(a)	10/25/33	357,165	328,672
Credit Suisse First Boston Mortgage 03-FFA	6.10	(a)	02/25/33	218,362	199,764
Credit Suisse First Boston Mortgage 04-AR3	2.96	(a)	04/25/34	105,730	97,277
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	219,512	217,877
Credit Suisse First Boston Mortgage 06-1	0.37	(a)	05/25/36	192,607	182,628
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	133,697

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
DLJ Mortgage Acceptance Corp. 91-3	2.00%	(a)	01/25/21	$25,214	$24,972
Encore Credit Receivables Trust 05-3	0.73	(a)	10/25/35	675,000	398,002
FHLMC 2419	5.50		03/15/17	4,670	5,152
FHLMC 2586	3.50		12/15/32	52,076	52,369
FHLMC 2649	4.50		07/15/18	328,614	349,808
FHLMC 3061	5.50		07/15/16	310,420	324,526
FHLMC 780754	4.68	(a)	08/01/33	13,320	14,120
FHLMC R009	5.75		12/15/18	62,744	63,979
FHLMC R010	5.50		12/15/19	225,408	231,783
FHLMC R013	6.00		12/15/21	30,972	31,347
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	20,990	17,334
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	17,664	16,378
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.55	(a)	09/25/34	41,338	38,178
First Horizon Mortgage Pass-Through Trust 05-AR2	2.62	(a)	05/25/35	207,765	170,321
FNMA 03-05	4.25		08/25/22	34,151	34,898
FNMA 03-38	5.00		03/25/23	60,888	64,787
FNMA 03-81	4.75		09/25/18	18,288	18,427
FNMA 03-86	4.50		09/25/18	271,261	286,718
FNMA 04-34	5.50		05/25/19	112,844	116,378
FNMA 813842	2.12	(a)	01/01/35	28,986	30,560
GMAC Mortgage Corp. Loan Trust 05-AR3	3.09	(a)	06/19/35	68,770	68,176
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	84,369	55,726
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	713,178
GNMA 02-15	5.50		11/20/31	32,497	34,820
GNMA 02-88	5.00		05/16/31	6,610	6,674
GNMA 03-11	4.00		10/17/29	200,610	214,762
GNMA 03-12	4.50		02/20/32	40,905	43,471
GNMA 03-26	0.69	(a)	04/16/33	27,409	27,528
GNMA 04-17	4.50		12/20/33	50,353	54,157
GNMA 583189	4.50		02/20/17	24,563	26,720
Green Tree Financial Corp. 98-5	6.22		03/01/30	174,854	189,432
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	9,628	9,749
GS Mortgage Loan Trust 03-10	4.65	(a)	10/25/33	220,846	214,108
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	100,607	98,777
GS Mortgage Loan Trust 05-AR3	3.01	(a)	05/25/35	129,376	105,663
GS Mortgage Loan Trust 05-AR6	2.64	(a)	09/25/35	91,620	84,293
Home Equity Mortgage Trust 06-1	5.30	(a)	05/25/36	1,430,000	709,509
Home Savings of America 9	3.84	(a)	11/25/17	123,029	120,852
Home Savings of America 11	4.85	(a)	01/25/18	167,138	164,078
Household Home Equity Loan Trust 06-2	0.39	(a)	03/20/36	1,217,756	1,125,255
IMPAC Secured Assets Corp. 03-3	4.20		08/25/32	269,885	275,868
Indymac Indx Mortgage Loan Trust 04-AR6	2.83	(a)	10/25/34	13,323	11,079
Indymac Indx Mortgage Loan Trust 05-AR15	4.85	(a)	09/25/35	57,717	43,348
Indymac Indx Mortgage Loan Trust 05-L1	0.64	(a)	07/25/13	297,071	84,843
JP Morgan Mortgage Trust 04-A3	4.87	(a)	07/25/34	96,781	96,470
JP Morgan Mortgage Trust 05-A2	5.09	(a)	04/25/35	446,124	440,524
JP Morgan Residential Mortgage Acceptance Corp. 06-R1 (b)	2.68	(a)	09/28/44	200,110	194,935
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	123,229	125,784
Long Beach Mortgage Loan Trust 05-3	0.52	(a)	08/25/45	96,768	94,380
Master Adjustable Rate Mortgages Trust 04-13	2.63	(a)	04/21/34	54,870	54,882
Master Adjustable Rate Mortgages Trust 05-1	5.25	(a)	01/25/35	45,747	43,027
Master Alternative Loans Trust 03-5	6.00		08/25/33	87,708	93,029
Master Asset Backed Securities Trust 07-NCW (b)	0.54	(a)	05/25/37	719,112	549,046
Master Asset Securitization Trust 03-6	5.00		07/25/18	26,937	27,723
Master Asset Securitization Trust 07-1	6.00		10/25/22	74,309	71,906
Merrill Lynch Mortgage Investors Trust 03-A2	2.25	(a)	02/25/33	51,579	50,559
Merrill Lynch Mortgage Investors Trust 06-SL1	0.42	(a)	09/25/36	512,456	304,366
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	208,616	213,244
Morgan Stanley Mortgage Loan Trust 05-5AR	5.27	(a)	09/25/35	60,526	44,281

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
Morgan Stanley Mortgage Loan Trust 06-1AR	2.83%	(a)	02/25/36	$156,838	$86,896
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	167,032
MSDWCC HELOC Trust 03-2A	0.76	(a)	04/25/16	289,706	269,472
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	158	158
Nomura Asset Acceptance Corporation 06-AF2	0.34	(a)	08/25/36	198,034	53,671
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	305,468	267,262
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	359,703	349,217
Oakwood Mortgage Investors, Inc. 02-A	0.49	(a)	09/15/14	203,814	164,782
Option One Mortgage Loan Trust 07-6	0.30	(a)	07/25/37	1,113,280	1,062,510
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	1,198,672	1,130,367
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	53,386	50,894
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.53	(a)	10/25/36	399,953	349,009
Prime Mortgage Trust 05-2	5.00		07/25/20	99,659	103,580
Residential Accredit Loans, Inc. 02-QS9	0.84	(a)	07/25/32	6,454	5,941
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	64,808	51,688
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	471,532	308,597
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	255,138	222,428
Residential Asset Mortgage Products Inc. 03-RZ3	4.62		06/25/33	154,469	89,518
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	105,695	102,640
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	256,722	206,537
Residential Funding Mortgage Securities 00-HI5	7.98		12/25/25	620,997	561,535
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	76,794	72,615
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	68,927	70,600
Residential Funding Mortgage Securities I 05-SA2	2.89	(a)	06/25/35	47,346	32,049
Residential Funding Mortgage Securities I 06-SA1	5.65	(a)	02/25/36	50,612	36,326
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	37,951	38,181
SACO I Trust 05-6	0.82	(a)	09/25/35	492,033	215,719
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	22	22
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	3.84	(a)	03/25/34	28,131	25,603
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.42	(a)	04/25/34	1,821,807	1,781,904
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.76	(a)	08/25/34	52,828	49,802
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.68	(a)	12/25/34	105,135	32,790
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.60	(a)	05/25/35	470,156	367,650
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.33	(a)	02/25/36	45,441	31,666
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.44	(a)	02/25/36	104,628	99,737
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.40	(a)	05/25/36	141,542	96,563
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.43	(a)	05/25/36	141,521	109,234
Structured Asset Mortgage Investments 04-AR5	2.44	(a)	10/19/34	36,160	29,893
Structured Asset Securities Corp. 98-RF1 (b)	7.80	(a)	04/15/27	46,796	47,020
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,193	94,556
Structured Asset Securities Corp. 03-21	5.50		07/25/33	3,499	3,494
Structured Asset Securities Corp. 03-37A	2.60	(a)	12/25/33	276,381	255,114
Structured Asset Securities Corp. 04-3	5.42	(a)	03/25/24	251,443	259,616
Terwin Mortgage Trust 04-5HE	0.83	(a)	06/25/35	591,250	513,413
Vanderbilt Mortgage & Finance 03-A	0.89	(a)	05/07/26	351,838	330,535
Wachovia Mortgage Loan Trust 06-A	4.77	(a)	05/20/36	213,607	195,472
Washington Mutual Mortgage Securities Corp. 04-AR3	2.59	(a)	06/25/34	89,454	88,368
Washington Mutual Mortgage Securities Corp. 04-AR14	2.45	(a)	01/25/35	149,362	144,763
Washington Mutual Mortgage Securities Corp. 05-AR12	2.46	(a)	10/25/35	13,194	12,447
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00		03/25/18	85,905	87,831
Wells Fargo Mortgage Backed Securities Trust 04-B	4.94	(a)	02/25/34	37,659	38,659
Wells Fargo Mortgage Backed Securities Trust 04-BB	2.62	(a)	01/25/35	22,406	22,402
Wells Fargo Mortgage Backed Securities Trust 04-E	4.89	(a)	05/25/34	53,849	54,415
Wells Fargo Mortgage Backed Securities Trust 04-EE	2.76	(a)	12/25/34	33,868	34,079
Wells Fargo Mortgage Backed Securities Trust 04-F	4.73	(a)	06/25/34	286,728	294,934
Wells Fargo Mortgage Backed Securities Trust 04-I	2.70	(a)	07/25/34	6,910	6,812

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
Wells Fargo Mortgage Backed Securities Trust 04-K	2.75%	(a)	07/25/34	$153,473	$152,461
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	79,626	82,183
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	210,059	216,517
Wells Fargo Mortgage Backed Securities Trust 04-R	2.63	(a)	09/25/34	88,203	88,383
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.25	(a)	05/25/35	85,062	85,023
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.35	(a)	08/25/35	49,942	50,356
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.02	(a)	09/25/35	348,963	318,977
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.19	(a)	10/25/35	82,642	80,065
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.61	(a)	04/25/36	70,590	66,470
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.42	(a)	12/25/36	43,523	41,178
Total Mortgage Backed Securitues (Cost $38,481,858)					33,201,585

MUNICIPAL BONDS (14.0% of portfolio)
Alaska Housing Finance Corp.	2.80		12/01/26	875,000	889,271
Carteret NJ Redevelopment Agency	2.00		11/21/12	550,000	551,062
Casino Reinvestment Development Authority NJ	5.14		06/01/15	1,475,000	1,479,691
Cuyahoga County Ohio Economic Development	3.22		12/01/14	1,725,000	1,810,319
Detroit Michigan	4.97		05/01/13	300,000	302,739
Detroit Michigan City School District	5.00		05/01/13	135,000	140,878
Downtown Smyrna Development Authoriy GA	3.21		02/01/15	100,000	104,287
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	95,000	96,383
Genesee County Michigan	1.74	(a)	09/01/12	660,000	660,013
Greater Orlando Florida Aviation Authority	5.00		10/01/12	275,000	280,849
Greene County Missouri	1.50		08/01/12	1,825,000	1,824,380
Illinois Municipal Electric Agency	2.47		02/01/13	585,000	588,393
Illinois Municipal Electric Agency	3.20		02/01/14	890,000	906,029
Illinois, State of	3.32		01/01/13	550,000	559,818
Illinois, State of	4.01		07/01/13	975,000	1,006,200
Illinois, State of	2.00		01/01/14	3,025,000	3,028,570
Illinois, State of	4.03		03/01/14	825,000	855,500
Illinois, State of	4.51		03/01/15	1,645,000	1,730,112
Industry California Sales Tax Revenue	3.75		01/01/13	675,000	680,447
Irvine Ranch Water District California Joint Powers Agency	2.61		03/15/14	500,000	519,080
Irvine Ranch Water District California Joint Powers Agency	7.71		03/15/14	1,000,000	1,017,960
Kentucky Asset/Liability Commission	1.50		04/01/12	375,000	375,000
Kentucky Asset/Liability Commission	1.69		04/01/12	250,000	250,000
Kentucky Asset/Liability Commission	2.94		04/01/14	955,000	984,338
Louisa Virginia Industrial Development Authority	2.50	(a)	09/01/30	2,635,000	2,652,892
Louisiana Local Government Environmental Facilities & Community Development Authority	1.11		02/01/16	608,775	609,676
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	450,000	454,716
Luzerne County Pensylvania	5.20		11/15/13	335,000	343,308
Maryland State Transportation Authority	5.89		07/01/12	325,000	328,442
Mashantucket Western Pequot Tribe Connecticut (b)	6.57		09/01/13	385,000	384,261
Massachusetts Municipal Wholesale Electric Company	0.18	(a)	07/01/14	100,000	96,097
Metropolitan Nashville, Tennessee Airport Authority	3.17		07/01/13	125,000	126,767
Michigan Strategic Fund	3.05	(a)	08/01/24	250,000	251,900
Mississippi Business Finance Corp.	2.25	(a)	12/01/40	125,000	125,490
Monroe County Michigan Economic Development Corp.	2.35	(a)	10/01/24	1,000,000	1,011,500
New Jersey Economic Development Authority	3.61		09/01/14	650,000	686,465
New York State Energy Research & Development Authority	1.45	(a)	06/01/36	3,750,000	3,768,900
North Carolina Housing Finance Agency	4.00		01/01/30	2,670,000	2,747,991
Oakland California Redevelopment Agency	6.50		09/01/13	225,000	232,400
Oakland California Redevelopment Agency	5.34		09/01/13	1,075,000	1,112,937
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	433,328
Orange County California Pension Obligation	0.00	(c)	09/01/12	1,650,000	1,627,279
Orleans Parish School Board, Louisianna	1.85		02/01/14	750,000	752,137
Pacifica California Pension Obligation	2.12		06/01/12	260,000	260,291

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
Pasadena California Pension Obligation	1.76%	(a)	05/15/41	$800,000	$802,584
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/14	785,000	733,056
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/15	4,075,000	3,672,634
Regional Transportation Authority, Illinois	2.84		07/01/12	975,000	980,265
Richmond California Joint Powers Financing Authority	6.30		07/01/13	800,000	816,936
San Antonio Texas Airport System	3.20		07/01/14	550,000	563,866
Stockton California Pension Obligation	5.14		09/01/17	1,550,000	1,532,237
Utah Infrastructure Agency	3.20		10/15/16	820,000	865,239
Washington Economic Development Finance Authority	2.90		10/01/14	1,850,000	1,861,081
Washington Economic Development Finance Authority	3.20		10/01/15	2,350,000	2,368,565
Wayne County Michigan	4.74	(a)	09/15/12	1,150,000	1,149,758
Wayne County Michigan Building Authority	6.22		12/01/14	665,000	682,908
Wayne County Michigan Building Authority	6.82		12/01/15	730,000	762,208
Wayne County Michigan Building Authority	7.33		12/01/16	740,000	786,561
Total Municipal Bonds (Cost $54,977,404)					56,225,994

U.S. GOVERNMENT OBLIGATIONS (6.0% of portfolio)
Fannie Mae	1.20	(a)	04/30/15	1,200,000	1,200,931
Farmer Mac	1.25		12/06/13	1,250,000	1,264,153
Federal Farm Credit Bank	1.93		05/13/15	1,250,000	1,259,670
Government Trust Certificate (Sri Lanka Trust)	0.94	(a)	06/15/12	25,000	24,986
Overseas Private Investment Corp.	1.45	(e)	09/20/13	1,275,000	1,583,958
Overseas Private Investment Corp.	4.10		11/15/14	276,320	286,690
Overseas Private Investment Corp.	3.56	(e)	12/14/14	200,000	231,960
Overseas Private Investment Corp.	3.50	(f)	05/02/16	1,000,000	1,141,610
Overseas Private Investment Corp.	4.81	(f)	07/12/16	5,000,000	6,084,900
Overseas Private Investment Corp.	4.87	(f)	09/07/16	1,100,000	1,347,984
Overseas Private Investment Corp.	1.05	(f)	12/09/16	1,000,000	1,007,920
Overseas Private Investment Corp.	3.56	(e)	04/23/17	1,000,000	1,152,830
Overseas Private Investment Corp.	1.50	(f)	11/17/17	1,100,000	1,090,595
Overseas Private Investment Corp.	1.01	(f)	12/10/17	875,000	881,160
Overseas Private Investment Corp.	1.55	(f)	03/15/18	1,120,000	1,133,888
Overseas Private Investment Corp.	2.00	(f)	06/10/18	1,200,000	1,260,780
Overseas Private Investment Corp.	1.34	(f)	11/20/19	1,000,000	1,012,090
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	820,458
The Financing Corp.	0.00	(c)	05/11/13	210,000	208,710
U.S. Department of Housing & Urban Development	6.07		08/01/21	115,000	117,038
U.S. Department of Housing & Urban Development	6.12		08/01/22	675,000	686,622
Total U.S. Government Obligations (Cost $23,655,083)					23,798,933

COMMERCIAL PAPER (7.4% of portfolio)
Eni Finance International SA (b)	0.45		04/02/12	5,000,000	4,999,938
Eni Finance International SA (b)	0.45		04/05/12	5,000,000	4,999,750
Louis Dreyfus Commodities	0.52		04/02/12	7,250,000	7,249,895
Louis Dreyfus Commodities	0.80		04/09/12	6,250,000	6,248,889
Louis Dreyfus Commodities	0.80		04/13/12	6,149,000	6,147,360
Total Commercial Paper (Cost $29,645,832)					29,645,832

				Shares
MONEY MARKET ACCOUNT (1.5% of portfolio)
State Street Institutional Liquid Reserves Fund	0.23	(g)		5,896,583	5,896,583
Total Money Market Account (Cost $5,896,583)					5,896,583
TOTAL INVESTMENTS IN SECURITIES (Cost $401,345,663) - 100%					$400,569,614
_____________________________________

(a)	Variable coupon rate as of March 31, 2012.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $47,607,092 and represents 11.9% total investments.

(c)	Zero coupon security, purchased at a discount.
(d)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(e)	Interest is paid at maturity.
(f)	Interest is paid at put date.
(g)	7-day yield at March 31, 2012.

At March 31, 2012, the cost of investment securities for tax purposes was $401,345,663.  Net unrealized depreciation of investment securities was $776,049 consisting of unrealized gains of $6,468,069 and unrealized losses of $7,244,118.
Various inputs may be used to determine the value of the Funds’ investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$127,059,173	$-	$127,059,173
Yankee Bonds	$-	$66,164,397	$-	$66,164,397
Asset Backed Securities	$-	$58,577,117	$-	$58,577,117
Municipal Bonds	$-	$56,225,994	$-	$56,225,994
Mortgage Backed Securities	$-	$33,201,585	$-	$33,201,585
Commercial Paper	$-	$29,645,832	$-	$29,645,832
U.S. Government Obligations	$-	$23,798,933	$-	$23,798,933
Cash Equivalents	$5,896,583	$-	$-	$5,896,583
	$5,896,583	$394,673,031	$-	$400,569,614

There were no transfers between levels during the period ended March 31, 2012.

STOCK INDEX FUND
Portfolio of Investments
March 31, 2012
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$ 37,640,949	$ 69,782,614

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors.  As of March 31, 2012, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 3.85%.  See the Portfolio of Investments for the S&P 500 Stock Master Portfolio for information regarding fair value measurements as of March 31, 2012.

VALUE FUND
Portfolio of Investments
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (97.8% of portfolio)
CONSUMER DISCRETIONARY - 6.6%
Auto Components
Cooper Tire & Rubber Co.	440,000	$6,696,800
Distributors
Genuine Parts Co.	315,400	19,791,350
Multiline Retail
Dillard's, Inc. (Class A)	207,700	13,089,254
Total Consumer Discretionary		39,577,404

CONSUMER STAPLES - 3.8%
Food Products
Dean Foods Co. (a)	859,800	10,412,178
J.M. Smucker Co. (The)	148,853	12,110,680
Total Consumer Staples		22,522,858

ENERGY - 15.2%
Energy Equipment & Services
Baker Hughes Inc.	187,000	7,842,780
Oil, Gas, & Consumable Fuels
Chevron Corp.	200,000	21,448,000
ConocoPhillips	259,000	19,686,590
El Paso Corp.	187,212	5,532,115
Marathon Oil Corp.	461,000	14,613,700
Marathon Petroleum Corp.	189,000	8,195,040
QEP Resources, Inc.	271,000	8,265,500
Questar Corp.	271,000	5,219,460
Total Energy		90,803,185

FINANCIALS - 8.7%
Commercial Banks
Commerce Bancshares, Inc.	29,975	1,214,587
Wells Fargo & Co.	158,000	5,394,120
Diversified Financial Services
Bank of America Corp.	290,200	2,777,214
JPMorgan Chase & Co.	442,600	20,350,748
Insurance
Allstate Corp. (The)	369,000	12,147,480
Chubb Corp. (The)	122,000	8,431,420
Principal Financial Group, Inc.	55,600	1,640,756
Total Financials		51,956,325

HEALTH CARE - 21.2%
Health Care Equipment & Supplies
Covidien PLC	207,600	11,351,568
Pharmaceuticals
Abbott Laboratories	399,000	24,454,710
Bristol-Myers Squibb Co.	829,700	28,002,375
GlaxoSmithKline plc ADR	354,000	15,898,140
Hospira, Inc. (a)	379,400	14,185,766
Merck & Co., Inc.	193,194	7,418,649
Pfizer Inc.	1,107,000	25,084,620
Total Health Care		126,395,828

INDUSTRIALS - 17.8%
Airlines
Southwest Airlines Co.	844,100	6,955,384

VALUE FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Commercial Services & Supplies
Avery Dennison Corp.	520,000	$15,667,600
Industrial Conglomerates
General Electric Co.	979,000	19,648,530
Honeywell International Inc.	281,100	17,161,155
Tyco International Ltd.	164,850	9,261,273
Machinery
Flowserve Corp.	95,300	11,008,103
Parker-Hannifin Corp.	246,400	20,833,120
Distributors
Applied Industrial Technologies, Inc.	130,500	5,367,465
Total Industrials		105,902,630

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment
Cisco Systems, Inc.	1,018,500	21,541,275
Computers & Peripherals
Dell Inc. (a)	1,282,000	21,281,200
Hewlett-Packard Co.	677,500	16,144,825
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	9,659,738
IT Services
SAIC, Inc. (a)	603,000	7,959,600
Semiconductors & Semiconductor Equipment
Intel Corp.	1,113,000	31,286,430
Total Information Technology		107,873,068

MATERIALS - 6.4%
Chemicals
Dow Chemical Co. (The)	696,900	24,140,616
Containers & Packaging
Bemis Co., Inc.	433,600	14,000,944
Total Materials		38,141,560
Total Common Stocks (Cost $414,135,246)		583,172,858

MONEY MARKET ACCOUNT (2.2% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.23% (b)	13,083,364	13,083,364
Total Money Market Account (Cost $13,083,364)		13,083,364

TOTAL INVESTMENTS IN SECURITIES (Cost $427,218,610) - 100%		$596,256,222
_____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2012.

At March 31, 2012, the cost of investment securities for tax purposes was $427,218,610.  Net unrealized appreciation of investment securities was $169,037,612 consisting of unrealized gains of $203,487,570 and unrealized losses of $34,449,958.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$583,172,858	$-	$-	$583,172,858
Cash Equivalents	$13,083,364	$-	$-	$13,083,364
	$596,256,222	$-	$-	$596,256,222

There were no transfers between levels during the period ended March 31, 2012.

GROWTH FUND
Portfolio of Investments
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (98.5% of portfolio)
CONSUMER DISCRETIONARY - 19.5%
Hotels, Restaurants & Leisure
Carnival Corp.	21,400	$686,512
Chipotle Mexican Grill Inc. (a)	1,110	463,980
Las Vegas Sands Corp. (a)	11,800	679,326
Starbucks Corp.	17,200	961,308
Starwood Hotels & Resorts Worldwide, Inc.	12,000	676,920
Internet & Catalog Retail
Amazon.com, Inc. (a)	5,980	1,211,010
Groupon, Inc. (a)	8,400	154,392
Liberty Interactive Corp. (a)	25,400	484,886
Netflix, Inc. (a)	2,000	230,080
priceline.com, Inc. (a)	2,110	1,513,925
Specialty Retail
Fossil, Inc. (a)	3,700	488,326
Ralph Lauren Corp.	1,200	209,196
Tractor Supply Co.	500	45,280
Total Consumer Discretionary		7,805,141

CONSUMER STAPLES - 0.5%
Food & Staples Retailing
Whole Foods Market, Inc.	2,500	208,000
Total Consumer Staples		208,000

ENERGY - 6.7%
Energy Equipment & Services
Schlumberger Ltd.	9,800	685,314
Oil, Gas,& Consumable Fuels
Cimarex Energy Co.	7,100	535,837
EOG Resources Inc.	4,500	499,950
Peabody Energy Corp.	11,400	330,144
Range Resources Corp.	6,100	354,654
Southwestern Energy Co. (a)	9,500	290,700
Total Energy		2,696,599

FINANCIALS - 2.7%
Capital Markets
Franklin Resources Inc.	5,350	663,560
JPMorgan Chase & Co.	9,300	427,614
Total Financials		1,091,174

HEALTH CARE - 13.7%
Biotechnology
Alexion Pharmaceuticals Inc. (a)	3,200	297,152
Biogen Idec Inc. (a)	3,100	390,507
Celgene Corp. (a)	6,750	523,260
Gilead Sciences, Inc. (a)	13,000	635,050
Human Genome Sciences, Inc. (a)	11,900	98,056
Health Care Equipment & Supplies
Baxter International Inc.	6,100	364,658
DENTSPLY International Inc.	6,500	260,845
Edwards Lifesciences Corp. (a)	3,800	276,374
Stryker Corp.	6,800	377,264

Health Care Providers & Services
Express Scripts Inc. (a)	11,200	606,816
McKesson Corp.	7,700	675,829
Unitedhealth Group Inc.	10,800	636,552

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Pharmaceuticals
Valeant Pharmaceuticals International, Inc. (a)	6,000	$322,140
Total Health Care		5,464,503

INDUSTRIALS - 11.2%
Airlines
United Continental Holdings Inc. (a)	4,700	101,050
Aerospace & Defense
Boeing Co. (The)	11,100	825,507
Precision Castparts Corp.	3,700	639,730
Air Freight & Logistics
United Parcel Service, Inc. (Class B)	8,400	678,048
Machinery
Danaher Corp.	22,300	1,248,800
Road & Rail
Union Pacific Corp.	6,300	677,124
Trading Companies & Distributors
Fastenal Co.	5,600	302,960
Total Industrials & Business Services		4,473,219

INFORMATION TECHNOLOGY - 38.9%
Communications Equipment
Juniper Networks, Inc. (a)	49,100	1,123,408
QUALCOMM, Inc.	16,200	1,101,924
Computers & Peripherals
Apple Inc. (a)	6,675	4,001,462
EMC Corp. (a)	26,400	788,832
NetApp, Inc. (a)	9,300	416,361
SanDisk Corp. (a)	12,800	634,752
Internet Software & Services
Akamai Technologies, Inc. (a)	5,200	190,840
Baidu, Inc. ADR (a)	6,000	874,620
eBay Inc. (a)	10,300	379,967
Google Inc. (Class A) (a)	2,715	1,740,967
LinkedIn Corp. (a)	2,300	234,577
Zynga Inc. (a)	6,900	90,735
IT Services
MasterCard Inc.	2,265	952,523
Semiconductors & Semiconductor Equipment
Atmel Corp. (a)	42,800	422,008
Broadcom Corp. (Class A)	17,500	687,750
Software
Autodesk, Inc. (a)	6,500	275,080
Informatica Corp. (a)	6,700	354,430
Nuance Communications, Inc. (a)	15,200	388,816
Red Hat, Inc. (a)	7,200	431,208
salesforce.com, Inc. (a)	3,200	494,432
Total Information Technology		15,584,692

MATERIALS - 2.9%
Chemicals
Praxair Inc.	6,580	754,331
Sherwin-Williams Co.	3,800	412,946
Total Materials		1,167,277

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services
Crown Castle International Corp. (a)	18,300	$976,122
Total Telecommunication Services		976,122
Total Common Stocks (Cost $31,649,259)		39,466,727

MONEY MARKET ACCOUNT (1.5% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.23% (b)	587,903	587,903
Total Money Market Account (Cost $587,903)		587,903

TOTAL INVESTMENTS IN SECURITIES (Cost $32,237,162) - 100%		$40,054,630

_____________________________________

(a)	Non-income producing.
(b)	7-day yield at March 31, 2012.

ADR -	American Depositary Receipt

At March 31, 2012, the cost of investment securities for tax purposes was $32,360,476.  Net unrealized appreciation of investment securities was $7,694,154 consisting of unrealized gains of $8,338,718 and unrealized losses of $644,564.
Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$39,466,727	$-	$-	$39,466,727
Cash Equivalents	$587,903	$-	$-	$587,903
	$40,054,630	$-	$-	$40,054,630

There were no transfers between levels during the period ended March 31, 2012.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (80.0% of portfolio)
CONSUMER DISCRETIONARY - 10.6%
Auto Components
Cooper Tire & Rubber Co.	409,000	$6,224,980
Multiline Retail
Nordstrom, Inc.	90,000	5,014,800
Restaurants
Brinker International, Inc.	200,000	5,510,000
Cracker Barrel Old Country Store, Inc.	131,600	7,343,280
Wendy's Co. (The)	150,000	753,930
Specialty Retail
Sally Beauty Holdings, Inc. (a)	114,000	2,827,200
Total Consumer Discretionary		27,674,190

CONSUMER STAPLES - 13.7%
Food Distribution
Core-Mark Holding Company, Inc.	57,500	2,354,050
United Natural Foods, Inc. (a)	159,600	7,446,936
Food Products
Dean Foods Co. (a)	650,000	7,871,500
J.M. Smucker Co. (The)	40,868	3,325,021
Food & Staples Retailing
Fred's, Inc.	404,674	5,912,287
Ruddick Corp.	219,700	8,826,539
Total Consumer Staples		35,736,333

ENERGY - 4.3%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	1,888,250
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	4,482,918
QEP Resources, Inc.	26,600	811,300
Questar Corp.	26,600	512,316
SM Energy Co.	49,000	3,467,730
Total Energy		11,162,514

FINANCIALS - 5.7%
Commercial Banks
Cardinal Financial Corp.	312,400	3,530,120
Middleburg Financial Corp.	97,700	1,534,867
National Bankshares, Inc. (Virginia)	86,000	2,588,600
Southcoast Financial Corp. (a)	56,507	90,129
Valley National Bancorp	201,800	2,613,310
Consumer Finance
Encore Capital Group, Inc. (a)	137,100	3,091,605
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	299,815	1,421,123
Total Financials		14,869,754

HEALTH CARE - 3.0%
Health Care Equipment & Supplies
STERIS Corp.	252,100	7,971,402
Total Health Care		7,971,402

INDUSTRIALS - 26.5%
Aerospace & Defense
Huntington Ingalls Industries, Inc. (a)	136,805	5,505,033
Triumph Group, Inc.	136,800	8,571,888

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Distributors
Applied Industrial Technologies, Inc.	191,400	$7,872,282
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	285,700	7,533,909
Industrial Conglomerates
Carlisle Companies Inc.	125,600	6,269,952
CLARCOR Inc.	87,100	4,275,739
Standex International Corp.	19,500	803,205
Thomas & Betts Corp. (a)	25,000	1,797,750
Machinery
Flowserve Corp.	14,500	1,674,895
Gorman-Rupp Co. (The)	111,725	3,260,136
Manitowoc Co., Inc. (The)	551,900	7,649,334
Regal Beloit Corp.	58,500	3,834,675
Road & Rail
Knight Transportation, Inc.	201,800	3,563,788
Werner Enterprises, Inc.	274,600	6,826,556
Total Industrials		69,439,142

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment
Belden Inc.	204,819	7,764,688
Computers & Peripherals
Western Digital Corp. (a)	70,000	2,897,300
IT Services
Cass Information Systems, Inc.	7,500	301,241
Computer Services, Inc.	101,246	3,341,118
ManTech International Corp.	212,900	7,336,534
Total Information Technology		21,640,881

MATERIALS - 7.9%
Chemicals
Olin Corp.	293,600	6,385,800
PolyOne Corp.	329,310	4,742,064
Polypore International, Inc. (a)	59,800	2,102,568
Westlake Chemical Corp.	115,700	7,496,203
Total Materials		20,726,635
Total Common Stocks (Cost $151,410,530)		209,220,851

EXCHANGE TRADED FUND (7.6% of portfolio)
iShares Russell 2000 Value Index	140,000	10,215,800
iShares S&P SmallCap 600 Value Index	125,500	9,576,905
Total Exchange Traded Fund (Cost $18,073,547)		19,792,705

COMMERCIAL PAPER (2.7% of portfolio)	Face Amount
General Electric Capital Corp., 0.07%, due 04/18/12	4,000,000	3,999,868
HSBC, 0.20%, due 04/05/12	1,000,000	999,978
John Deere Bank SA, 0.12%, due 04/02/12 (b)	1,200,000	1,199,996
PACCAR Financial Corp., 0.11%, due 04/30/12	1,000,000	999,911
Total Commercial Paper (Cost $7,199,753)		7,199,753

MONEY MARKET ACCOUNT (9.7% of portfolio)	Shares
State Street Institutional Liquid Reserves Fund, 0.23% (c)	25,261,825	25,261,825
Total Money Market Account (Cost $25,261,825)		25,261,825

TOTAL INVESTMENTS IN SECURITIES (Cost $201,945,655) - 100%		$261,475,134
_____________________________________

(a)	Non-income producing.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $1,199,996 and represents 0.5% of total investment.

(c)	7-day yield at March 31, 2012.

At March 31, 2012, the cost of investment securities for tax purposes was $201,945,655.  Net unrealized appreciation of investment securities was $59,529,479 consisting of unrealized gains of $63,476,990 and unrealized losses of $3,947,511.
Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$209,220,851	$-	$-	$209,220,851
Exchange Traded Fund	$19,792,705	$-	$-	$19,792,705
Commercial Paper	$-	$7,199,753	$-	$7,199,753
Cash Equivalents	$25,261,825	$-	$-	$25,261,825
	$254,275,381	$7,199,753	$-	$261,475,134

There were no transfers between levels during the period ended March 31, 2012.

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (98.4% of portfolio)
AUSTRALIA - 1.1%
BHP Billiton Ltd.	52,450	$1,896,912
Total Australia		1,896,912

BRAZIL - 1.9%
Petroleo Brasileiro SA - ADR	87,350	2,320,016
Rossi Residencial SA	148,350	801,299
Total Brazil		3,121,315

BRITAIN - 11.8%
BAE Systems PLC	777,850	3,728,845
HSBC Holdings PLC - ADR	70,300	3,120,617
Pearson PLC	84,100	1,571,180
Tesco PLC	668,850	3,529,678
Vodafone Group PLC	1,073,424	2,963,862
WPP Group PLC	330,350	4,515,588
Total Britain		19,429,770

CHINA - 1.0%
Guangzhou Automobile Group Co., Ltd.	1,683,800	1,670,717
Total China		1,670,717

DENMARK - 1.7%
Danske Bank Group	161,850	2,749,255
Total Denmark		2,749,255

FINLAND - 1.0%
Neste Oil OYJ	131,400	1,617,356
Total Finland		1,617,356

FRANCE - 10.6%
AXA SA	231,850	3,847,250
Cap Gemini SA	84,350	3,773,141
Compagnie de Saint-Gobain SA	77,878	3,480,310
Total SA	68,300	3,481,350
Vivendi SA	155,900	2,865,360
Total France		17,447,411

GERMANY - 9.3%
Commerzbank AG	1,807,450	4,572,285
Daimler AG REG	72,950	4,398,071
Deutsche Böerse AG	58,550	3,942,251
Metro AG	64,650	2,500,269
Total Germany		15,412,876

HONG KONG - 2.8%
Hutchison Whampoa Ltd.	291,600	2,909,435
New World Development Co. Ltd.	1,428,675	1,715,482
Total Hong Kong		4,624,917

ITALY - 3.9%
Eni SpA	162,050	3,796,969
Telecom Italia SpA	2,734,400	2,686,502
Total Italy		6,483,471

ISRAEL - 2.0%
Teva Pharmaceutical Industries Ltd. - ADR	73,700	3,320,922
Total Israel		3,320,922

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
JAPAN - 19.3%
Bridgestone Corp.	166,150	$4,064,499
Daiichi Sankyo Co., Ltd.	171,900	3,155,053
Daiwa Securities Group Inc.	828,150	3,317,462
Mori Seiki Co., Ltd.	139,300	1,439,144
MS & AD Insurance Group Holdings, Inc.	158,905	3,295,095
Nikon Corp.	131,350	4,009,363
Nippon Sheet Glass Co. Ltd.	489,750	756,460
Nissan Motor Co., Ltd.	368,000	3,944,229
Sumitomo Corp.	280,650	4,096,898
Sumitomo Mitsui Trust Holdings, Inc.	1,150,400	3,709,545
Total Japan		31,787,748

NETHERLANDS - 4.9%
AEGON NV	784,400	4,351,135
DSM NV	63,550	3,678,659
Total Netherlands		8,029,794

NORWAY - 1.5%
Statoil ASA	95,245	2,582,410
Total Norway		2,582,410

PORTUGAL - 0.9%
Banco Espirito Santo SA	800,100	1,460,849
Total Portugal		1,460,849

REPUBLIC OF SOUTH KOREA - 3.6%
Posco	9,300	3,127,549
SK Telecom Co., Ltd.	6,507	805,278
SK Telecom Co., Ltd. - ADR	144,153	2,005,168
Total Republic of South Korea		5,937,995

SINGAPORE - 1.8%
Keppel Corp. Ltd.	343,010	2,997,439
Total Singapore		2,997,439

SPAIN - 2.7%
Banco Bilbao Vizcaya Argentaria SA	392,538	3,120,672
Indra Sistemas SA	108,250	1,324,892
Total Spain		4,445,564

SWITZERLAND - 13.0%
Adecco SA REG	63,000	3,298,812
Credit Suisse Group AG	135,850	3,870,364
Givaudan SA REG	2,482	2,394,789
Holcim Ltd.	51,736	3,377,594
Nestlé SA REG	24,900	1,567,075
Novartis AG REG	58,800	3,256,604
Roche Holding AG	21,300	3,708,473
Total Switzerland		21,473,711

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
THAILAND - 3.6%
Bangkok Bank Public Company Ltd.	312,300	$1,961,528
PTT Public Company Ltd.	345,700	3,966,865
Total Thailand		5,928,393
Total Common Stocks (Cost $166,436,694)		162,418,825

MONEY MARKET ACCOUNT (1.6% of portfolio)
State Street Institutional Liquid Reserves Fund, 0.23% (a)	2,628,588	2,628,588
Total Money Market Account (Cost $2,628,588)		2,628,588

TOTAL INVESTMENTS IN SECURITIES (Cost $169,065,282) - 100%		$165,047,413

_____________________________________

(a)	7-day yield at March 31, 2012.

SA	-	Sociedad Anónima or Société Anonyme
ADR	-	American Depositary Receipt
PLC	-	Public Limited Company
OYJ	-	Julkinen Osakeyhtiö
AG	-	Aktiengesellschaft
REG	-	Registered shares
SpA	-	Società per Azioni
NV	-	Naamloze Vennottschap
ASA	-	Allmennaksjeselskap

At March 31, 2012, the cost of investment securities for tax purposes was $169,736,018.  Net unrealized depreciation of investment securities was $4,688,605 consisting of unrealized gains of $12,780,726 and unrealized losses of $17,469,331.

Various inputs may be used to determine the value of the Fund’s investments. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine valuations are classified into three broad levels as follows:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

Category	Level 1	Level 2	Level 3	Total
Common Stocks
Foreign Equities	$-	$150,850,803	$-	$150,850,803
Foreign Equities - not fair valued	$801,299	$-	$-	$801,299
American Depository Receipts	$10,766,723	$-	$-	$10,766,723
Cash Equivalents	$2,628,588	$-	$-	$2,628,588
	$14,196,610	$150,850,803	$-	$165,047,413

There were no transfers between levels during the period ended March 31, 2012.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS (97.1% of net assets)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.3%
BorgWarner, Inc. (a)(b)	20,582	$1,735,886
The Goodyear Tire & Rubber Co. (a)	45,685	512,585
Johnson Controls, Inc.	128,339	4,168,451
Total Auto Components		6,416,922

Automobiles - 0.4%
Ford Motor Co.	716,549	8,949,697
Harley-Davidson, Inc.	42,992	2,110,047
Total Automobiles		11,059,744

Distributors - 0.1%
Genuine Parts Co. (b)	29,368	1,842,842
Total Distributors		1,842,842

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	21,223	820,057
DeVry, Inc.	11,178	378,599
H&R Block, Inc.	55,064	906,904
Total Diversified Consumer Services		2,105,560

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	85,387	2,739,215
Chipotle Mexican Grill, Inc. (a)	5,894	2,463,692
Darden Restaurants, Inc. (b)	24,197	1,237,919
International Game Technology	56,338	945,915
Marriott International, Inc., Class A (b)	50,400	1,907,640
McDonald's Corp.	192,029	18,838,045
Starbucks Corp.	142,037	7,938,448
Starwood Hotels & Resorts Worldwide, Inc.	36,970	2,085,478
Wyndham Worldwide Corp.	27,495	1,278,792
Wynn Resorts Ltd. (b)	14,974	1,869,953
Yum! Brands, Inc.	86,801	6,178,495
Total Hotels, Restaurants, & Leisure		47,483,592

Household Durables - 0.2%
D.R. Horton, Inc. (b)	52,848	801,704
Harman International Industries, Inc. (b)	13,297	622,432
Leggett & Platt, Inc. (b)	26,566	611,284
Lennar Corp., Class A (b)	30,773	836,410
Newell Rubbermaid, Inc.	54,335	967,706
PulteGroup, Inc. (a)	63,362	560,754
Whirlpool Corp. (b)	14,380	1,105,247
Total Household Durables		5,505,537

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	68,636	13,899,476
Expedia, Inc. (b)	17,868	597,506
NetFlix, Inc. (a)	10,404	1,196,876
priceline.com, Inc. (a)	9,389	6,736,608
TripAdvisor, Inc. (a)	17,740	632,786
Total Internet & Catalog Retail		23,063,252

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	21,930	805,270
Mattel, Inc.	63,929	2,151,850
Total Leisure Equipment & Products		2,957,120

Media - 3.1%
Cablevision Systems Corp.	41,033	602,364
CBS Corp., Class B	122,368	4,149,499
Comcast Corp, Class A	508,369	15,256,154
DIRECTV, Class A (a)	127,495	6,290,603
Discovery Communications, Inc. (a)	48,826	2,470,596
Gannett Co., Inc. (b)	44,609	683,856
Interpublic Group of Cos., Inc.	84,126	959,878
The McGraw-Hill Cos., Inc.	52,488	2,544,093
News Corp., Class A	405,795	7,990,104
Omnicom Group, Inc.	51,497	2,608,323
Scripps Networks Interactive, Inc., Class A	18,018	877,296
Time Warner Cable, Inc.	59,214	4,825,941
Time Warner, Inc.	182,803	6,900,813
Viacom, Inc., Class B	101,832	4,832,947
The Walt Disney Co.	337,914	14,793,875
The Washington Post Co., Class B (b)	907	338,828
Total Media		76,125,170

Multiline Retail - 0.8%
Big Lots, Inc. (a)	12,275	528,070
Dollar Tree, Inc. (a)	22,439	2,120,261
Family Dollar Stores, Inc. (b)	22,250	1,407,980
J.C. Penney Co., Inc. (b)	27,378	970,003
Kohl's Corp. (b)	47,777	2,390,283
Macy's, Inc.	78,109	3,103,271
Nordstrom, Inc.	30,134	1,679,066
Sears Holdings Corp. (a)(b)	7,227	478,789
Target Corp.	126,615	7,377,856
Total Multiline Retail		20,055,579

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,199	$803,632
AutoNation, Inc. (a)	8,570	294,037
AutoZone, Inc. (a)	5,129	1,906,962
Bed Bath & Beyond, Inc. (a)	44,659	2,937,222
Best Buy Co., Inc. (b)	53,454	1,265,791
CarMax, Inc. (a)	42,769	1,481,946
GameStop Corp., Class A (b)	25,829	564,105
The Gap, Inc.	62,506	1,633,907
The Home Depot, Inc.	290,632	14,621,696
Limited Brands, Inc. (b)	46,370	2,225,760
Lowe's Cos., Inc. (b)	233,963	7,341,759
O'Reilly Automotive, Inc. (a)	23,947	2,187,558
Ross Stores, Inc.	43,175	2,508,468
Staples, Inc. (b)	130,568	2,112,590
Tiffany & Co.	23,951	1,655,733
The TJX Cos., Inc. (b)	142,202	5,646,841
Urban Outfitters, Inc. (a)	20,759	604,295
Total Specialty Retail		49,792,302

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	54,252	4,192,594
NIKE, Inc., Class B (b)	69,215	7,505,675
Ralph Lauren Corp.	12,185	2,124,211
VF Corp. (b)	16,472	2,404,583
Total Textiles, Apparel, & Luxury Goods		16,227,063
Total Consumer Discretionary		262,634,683

CONSUMER STAPLES - 10.5%
Beverages - 2.4%
Beam, Inc.	29,560	1,731,329
Brown-Forman Corp., Class B	18,702	1,559,560
The Coca-Cola Co.	426,684	31,578,883
Coca-Cola Enterprises, Inc.	56,538	1,616,987
Constellation Brands, Inc. (a)	32,461	765,755
Dr Pepper Snapple Group, Inc.	39,979	1,607,555
Molson Coors Brewing Co., Class B	29,644	1,341,391
PepsiCo Inc.	296,114	19,647,164
Total Beverages		59,848,624

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	81,997	7,445,328
CVS Caremark Corp.	245,537	11,000,058
The Kroger Co. (b)	108,480	2,628,470
Safeway, Inc. (b)	50,672	1,024,081
SUPERVALU, Inc. (b)	39,885	227,743
Sysco Corp.	110,209	3,290,841
Wal-Mart Stores, Inc. (b)	329,287	20,152,364
Walgreen Co.	164,678	5,515,066
Whole Foods Market, Inc.	30,599	2,545,837
Total Food & Staples Retailing		53,829,788

Food Products - 1.7%
Archer Daniels Midland Co.	124,734	3,949,078
Campbell Soup Co. (b)	33,565	1,136,175
ConAgra Foods, Inc.	77,779	2,042,476
Dean Foods Co. (a)	34,561	418,534
General Mills, Inc.	121,533	4,794,477
H.J. Heinz Co. (b)	60,307	3,229,440
The Hershey Co.	28,920	1,773,664
Hormel Foods Corp. (b)	25,719	759,225
The J.M. Smucker Co.	21,372	1,738,826
Kellogg Co.	46,459	2,491,596
Kraft Foods, Inc., Class A	333,365	12,671,204
McCormick & Co., Inc. (b)	25,131	1,367,880
Mead Johnson Nutrition Co.	38,395	3,166,820
Sara Lee Corp.	111,526	2,401,155
Tyson Foods, Inc., Class A	54,740	1,048,271
Total Food Products		42,988,821

Household Products - 2.1%
The Clorox Co. (b)	24,431	1,679,631
Colgate-Palmolive Co.	90,415	8,840,779
Kimberly-Clark Corp.	74,220	5,484,116
The Procter & Gamble Co.	519,290	34,901,481
Total Household Products		50,906,007

Personal Products - 0.2%
Avon Products, Inc.	81,319	1,574,336
The Estee Lauder Cos., Inc., Class A	42,391	2,625,698
Total Personal Products		4,200,034

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Tobacco - 1.9%
Altria Group, Inc.	385,668	$11,905,571
Lorillard, Inc.	24,887	3,222,369
Philip Morris International, Inc.	324,627	28,765,198
Reynolds American, Inc.	63,073	2,613,745
Total Tobacco		46,506,883
Total Consumer Staples		258,280,157

ENERGY - 10.9%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	82,493	3,459,756
Cameron International Corp. (a)	46,409	2,451,787
Diamond Offshore Drilling, Inc.	13,070	872,423
FMC Technologies, Inc. (a)	45,071	2,272,480
Halliburton Co. (b)	174,007	5,775,292
Helmerich & Payne, Inc. (b)	20,294	1,094,861
Nabors Industries Ltd. (a)	54,575	954,517
National Oilwell Varco, Inc.	79,978	6,355,852
Noble Corp. (a)	47,538	1,781,249
Rowan Cos., Inc. (a)	23,246	765,491
Schlumberger Ltd.	251,458	17,584,458
Total Energy Equipment & Services		43,368,166

Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)	41,237	627,215
Anadarko Petroleum Corp.	93,968	7,361,453
Apache Corp.	72,456	7,277,481
Cabot Oil & Gas Corp.	39,629	1,235,236
Chesapeake Energy Corp. (b)	124,896	2,893,840
Chevron Corp.	372,720	39,970,493
ConocoPhillips	241,261	18,338,249
CONSOL Energy, Inc.	42,861	1,461,560
Denbury Resources, Inc. (a)	73,498	1,339,868
Devon Energy Corp.	76,184	5,418,206
El Paso Corp.	145,703	4,305,524
EOG Resources, Inc.	50,730	5,636,103
EQT Corp.	28,222	1,360,583
Exxon Mobil Corp. (b)	888,591	77,067,497
Hess Corp.	57,044	3,362,744
Marathon Oil Corp.	132,708	4,206,844
Marathon Petroleum Corp.	65,576	2,843,375
Murphy Oil Corp.	36,550	2,056,668
Newfield Exploration Co. (a)	25,093	870,225
Noble Energy, Inc.	33,358	3,261,745
Occidental Petroleum Corp.	152,909	14,561,524
Peabody Energy Corp.	51,342	1,486,864
Pioneer Natural Resources Co. (b)	23,237	2,593,017
QEP Resources, Inc.	33,582	1,024,251
Range Resources Corp.	29,757	1,730,072
Southwestern Energy Co. (a)	65,801	2,013,511
Spectra Energy Corp.	122,758	3,873,015
Sunoco, Inc.	20,254	772,690
Tesoro Corp. (a)	26,251	704,577
Valero Energy Corp.	104,705	2,698,248
The Williams Cos., Inc.	111,640	3,439,628
WPX Energy, Inc. (a)	37,189	669,774
Total Oil, Gas, & Consumable Fuels		226,462,080
Total Energy		269,830,246

FINANCIALS - 14.5%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	41,904	2,393,976
The Bank of New York Mellon Corp.	227,135	5,480,768
BlackRock, Inc. (c)	18,923	3,877,323
The Charles Schwab Corp.	203,725	2,927,528
E*Trade Financial Corp. (a)	47,771	523,092
Federated Investors, Inc., Class B (b)	17,458	391,234
Franklin Resources, Inc. (b)	26,869	3,332,562
The Goldman Sachs Group, Inc.	93,304	11,604,218
Invesco Ltd.	83,919	2,238,120
Legg Mason, Inc.	23,572	658,366
Morgan Stanley	287,229	5,641,178
Northern Trust Corp.	45,454	2,156,792
State Street Corp.	91,972	4,184,726
T Rowe Price Group, Inc.	47,788	3,120,556
Total Capital Markets		48,530,439

Commercial Banks - 2.8%
BB&T Corp.	131,445	4,126,058
Comerica, Inc. (b)	37,194	1,203,598
Fifth Third Bancorp	173,416	2,436,495
First Horizon National Corp. (b)	48,570	504,157
Huntington Bancshares, Inc.	162,283	1,046,725
KeyCorp	179,831	1,528,563
M&T Bank Corp. (b)	23,830	2,070,350
PNC Financial Services Group, Inc. (c)	99,461	6,414,240
Regions Financial Corp.	237,784	1,566,997
SunTrust Banks, Inc.	100,524	2,429,665

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
U.S. Bancorp	360,266	$11,413,227
Wells Fargo & Co.	994,170	33,940,964
Zions BanCorp.	34,845	747,774
Total Commercial Banks		69,428,813

Consumer Finance - 0.9%
American Express Co.	191,326	11,070,122
Capital One Financial Corp.	104,337	5,815,745
Discover Financial Services	99,934	3,331,800
SLM Corp.	96,099	1,514,520
Total Consumer Finance		21,732,187

Diversified Financial Services - 3.3%
Bank of America Corp.	2,023,382	19,363,766
Citigroup, Inc.	552,142	20,180,790
CME Group, Inc.	12,527	3,624,437
IntercontinentalExchange, Inc. (a)	13,685	1,880,593
JPMorgan Chase & Co. (b)	719,691	33,091,392
Leucadia National Corp.	37,468	977,915
Moody's Corp.	37,008	1,558,037
The NASDAQ OMX Group, Inc. (a)	23,608	611,447
NYSE Euronext	48,640	1,459,686
Total Diversified Financial Services		82,748,063

Insurance - 3.4%
ACE Ltd.	63,562	4,652,738
Aflac, Inc.	88,059	4,049,833
The Allstate Corp. (b)	93,973	3,093,591
American International Group, Inc. (a)	101,429	3,127,056
Aon Corp.	61,303	3,007,525
Assurant, Inc.	16,534	669,627
Berkshire Hathaway, Inc., Class B (a)	331,476	26,899,277
Chubb Corp.	51,114	3,532,489
Cincinnati Financial Corp. (b)	30,642	1,057,455
Genworth Financial, Inc., Class A (a)	92,111	766,364
Hartford Financial Services Group, Inc. (b)	82,853	1,746,541
Lincoln National Corp. (b)	54,859	1,446,083
Loews Corp.	57,603	2,296,632
Marsh & McLennan Cos., Inc.	102,447	3,359,237
MetLife, Inc.	199,902	7,466,340
Principal Financial Group, Inc.	56,828	1,676,994
The Progressive Corp. (b)	115,420	2,675,436
Prudential Financial, Inc.	88,608	5,616,861
Torchmark Corp.	18,898	942,065
The Travelers Cos., Inc.	74,104	4,386,957
Unum Group (b)	54,603	1,336,682
XL Group Plc	59,463	1,289,753
Total Insurance		85,095,536

Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	74,226	4,677,723
Apartment Investment & Management Co.	22,715	599,903
AvalonBay Communities, Inc.	17,949	2,537,091
Boston Properties, Inc.	27,954	2,934,890
Equity Residential (b)	56,603	3,544,480
HCP, Inc. (b)	77,204	3,046,470
Health Care REIT, Inc.	39,641	2,178,669
Host Hotels & Resorts, Inc. (b)	133,388	2,190,231
Kimco Realty Corp. (b)	76,804	1,479,245
Plum Creek Timber Co., Inc.	30,518	1,268,328
ProLogis, Inc.	86,527	3,116,703
Public Storage	26,803	3,703,370
Simon Property Group, Inc.	57,737	8,411,126
Ventas, Inc. (b)	54,467	3,110,066
Vornado Realty Trust (b)	34,892	2,937,906
Weyerhaeuser Co.	101,140	2,216,989
Total Real Estate Investment Trusts (REITs)		47,953,190

Real Estate Management & Development - 0.1%
CB Richard Ellis Group Inc. (a)	61,947	1,236,462
Total Real Estate Management & Development		1,236,462

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	99,104	724,450
People's United Financial, Inc.	67,461	893,184
Total Thrifts & Mortgage Finance		1,617,634
Total Financials		358,342,324

HEALTH CARE - 11.1%
Biotechnology - 1.2%
Amgen, Inc. (b)	149,208	10,144,652
Biogen Idec, Inc. (a)	45,006	5,669,406
Celgene Corp. (a)	82,728	6,413,074
Gilead Sciences, Inc. (a)	142,775	6,974,559
Total Biotechnology		29,201,691

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	105,641	6,315,219
Becton Dickinson & Co. (b)	39,623	3,076,726
Boston Scientific Corp. (a)	273,200	1,633,736

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
C.R. Bard, Inc.	15,826	$1,562,343
CareFusion Corp. (a)	42,442	1,100,521
Covidien Plc	91,122	4,982,551
DENTSPLY International, Inc. (b)	26,663	1,069,986
Edwards Lifesciences Corp. (a)	21,697	1,578,023
Intuitive Surgical, Inc. (a)	7,410	4,014,367
Medtronic, Inc. (b)	196,181	7,688,333
St. Jude Medical, Inc.	60,413	2,676,900
Stryker Corp. (b)	61,056	3,387,387
Varian Medical Systems, Inc. (a)	21,323	1,470,434
Zimmer Holdings, Inc.	33,506	2,153,766
Total Health Care Equipment & Supplies		42,710,292

Health Care Providers & Services - 2.1%
Aetna, Inc.	66,084	3,314,773
AmerisourceBergen Corp.	48,607	1,928,726
Cardinal Health, Inc.	65,169	2,809,435
Cigna Corp.	54,014	2,660,189
Coventry Health Care, Inc.	26,640	947,585
DaVita, Inc. (a)	17,680	1,594,206
Express Scripts, Inc. (a)	91,393	4,951,673
Humana, Inc.	30,927	2,860,129
Laboratory Corp. of America Holdings (a)	18,295	1,674,724
McKesson Corp.	46,397	4,072,265
Medco Health Solutions, Inc. (a)	73,172	5,143,992
Patterson Cos., Inc.	16,404	547,894
Quest Diagnostics Inc. (b)	29,856	1,825,694
Tenet Healthcare Corp. (a)(b)	77,820	413,224
UnitedHealth Group, Inc. (b)	197,006	11,611,534
WellPoint, Inc.	63,109	4,657,444
Total Health Care Providers & Services		51,013,487

Health Care Technology - 0.1%
Cerner Corp. (a)	27,510	2,095,162
Total Health Care Technology		2,095,162

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (b)	65,535	2,916,963
Life Technologies Corp. (a)	33,634	1,642,012
PerkinElmer, Inc.	21,231	587,249
Thermo Fisher Scientific, Inc.	68,973	3,888,698
Waters Corp. (a)	16,821	1,558,634
Total Life Sciences Tools & Services		10,593,556

Pharmaceuticals - 5.6%
Abbott Laboratories (b)	296,437	18,168,624
Allergan, Inc. (b)	57,396	5,477,300
Bristol-Myers Squibb Co. (b)	318,257	10,741,174
Eli Lilly & Co. (b)	192,517	7,752,659
Forest Laboratories, Inc. (a)	50,127	1,738,906
Hospira, Inc. (a)	31,099	1,162,792
Johnson & Johnson (b)	517,533	34,136,477
Merck & Co., Inc.	573,889	22,037,337
Mylan, Inc. (a)	80,489	1,887,467
Perrigo Co. (b)	17,594	1,817,636
Pfizer, Inc. (b)	1,421,245	32,205,412
Watson Pharmaceuticals, Inc. (a)	24,009	1,610,043
Total Pharmaceuticals		138,735,827
Total Health Care		274,350,015

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
The Boeing Co.	140,591	10,455,753
General Dynamics Corp.	67,271	4,936,346
Goodrich Corp.	23,717	2,975,060
Honeywell International, Inc.	146,179	8,924,228
L-3 Communications Holdings, Inc.	18,641	1,319,224
Lockheed Martin Corp.	50,259	4,516,274
Northrop Grumman Corp. (b)	47,653	2,910,645
Precision Castparts Corp.	27,367	4,731,754
Raytheon Co. (b)	64,074	3,381,826
Rockwell Collins, Inc.	27,975	1,610,241
Textron, Inc. (b)	52,786	1,469,034
United Technologies Corp.	171,593	14,231,923
Total Aerospace & Defense		61,462,308

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	30,794	2,016,699
Expeditors International of Washington, Inc.	39,983	1,859,609
FedEx Corp.	59,289	5,452,216
United Parcel Service, Inc., Class B (b)	180,748	14,589,979
Total Air Freight & Logistics		23,918,503

Airlines - 0.0%
Southwest Airlines Co. (b)	145,326	1,197,486
Total Airlines		1,197,486

Building Products - 0.0%
Masco Corp. (b)	66,981	895,536
Total Building Products		895,536

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Commercial Services & Supplies - 0.4%
Avery Dennison Corp. (b)	19,913	$599,979
Cintas Corp. (b)	20,689	809,354
Iron Mountain, Inc.	32,273	929,462
Pitney Bowes, Inc. (b)	37,515	659,514
R.R. Donnelley & Sons Co. (b)	33,867	419,612
Republic Services, Inc.	59,310	1,812,514
Stericycle, Inc. (a)	15,993	1,337,654
Waste Management, Inc. (b)	86,979	3,040,786
Total Commercial Services & Supplies		9,608,875

Construction & Engineering - 0.2%
Fluor Corp.	31,887	1,914,495
Jacobs Engineering Group, Inc. (a)	24,305	1,078,413
Quanta Services, Inc. (a)	40,040	836,836
Total Construction & Engineering		3,829,744

Electrical Equipment - 0.5%
Cooper Industries Plc, Class A	29,882	1,910,954
Emerson Electric Co.	138,462	7,224,947
Rockwell Automation, Inc.	26,844	2,139,467
Roper Industries, Inc.	18,269	1,811,554
Total Electrical Equipment		13,086,922

Industrial Conglomerates - 2.5%
3M Co.	130,942	11,681,336
Danaher Corp. (b)	107,859	6,040,104
General Electric Co.	1,994,898	40,037,603
Tyco International Ltd.	86,904	4,882,266
Total Industrial Conglomerates		62,641,309

Machinery - 2.0%
Caterpillar, Inc.	122,080	13,003,962
Cummins, Inc.	36,184	4,343,527
Deere & Co.	75,756	6,128,660
Dover Corp.	34,699	2,183,955
Eaton Corp.	63,098	3,144,173
Flowserve Corp.	10,268	1,186,057
Illinois Tool Works, Inc.	91,205	5,209,630
Ingersoll-Rand Plc	56,174	2,322,795
Joy Global, Inc. (b)	19,965	1,467,428
PACCAR, Inc. (b)	67,280	3,150,722
Pall Corp. (b)	21,799	1,299,874
Parker Hannifin Corp.	28,449	2,405,363
Snap-on, Inc. (b)	10,967	668,658
Stanley Black & Decker, Inc.	31,964	2,459,950
Xylem, Inc.	34,683	962,453
Total Machinery		49,937,207

Professional Services - 0.1%
The Dun & Bradstreet Corp.	9,019	764,180
Equifax, Inc.	22,601	1,000,320
Robert Half International, Inc. (b)	26,658	807,738
Total Professional Services		2,572,238

Road & Rail - 0.8%
CSX Corp.	198,379	4,269,116
Norfolk Southern Corp.	62,240	4,097,259
Ryder System, Inc.	9,584	506,035
Union Pacific Corp.	90,507	9,727,693
Total Road & Rail		18,600,103

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	55,666	3,011,531
W.W. Grainger, Inc. (b)	11,499	2,470,100
Total Trading Companies & Distributors		5,481,631
Total Industrials		253,231,862

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.2%
Cisco Systems, Inc.	1,015,413	21,475,985
F5 Networks, Inc. (a)	14,940	2,016,302
Harris Corp. (b)	21,480	968,318
JDS Uniphase Corp. (a)	43,105	624,592
Juniper Networks, Inc. (a)	99,230	2,270,382
Motorola Mobility Holdings, Inc. (a)	49,690	1,949,836
Motorola Solutions, Inc.	55,469	2,819,489
QUALCOMM, Inc.	318,884	21,690,490
Total Communications Equipment		53,815,394

Computers & Peripherals - 5.6%
Apple, Inc. (a)	175,782	105,376,035
Dell, Inc. (a)	287,885	4,778,891
EMC Corp. (a)	387,066	11,565,532
Hewlett-Packard Co.	372,594	8,878,915
Lexmark International, Inc., Class A (b)	13,338	443,355
NetApp, Inc. (a)	68,431	3,063,656
SanDisk Corp. (a)	45,696	2,266,065
Western Digital Corp. (a)	44,125	1,826,334
Total Computers & Peripherals		138,198,783

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	30,737	$1,837,150
Corning, Inc.	286,911	4,039,707
FLIR Systems, Inc.	29,047	735,180
Jabil Circuit, Inc. (b)	34,913	877,015
Molex, Inc. (b)	25,752	724,146
TE Connectivity Ltd.	80,344	2,952,642
Total Electronic Equipment, Instruments, & Components		11,165,840

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	33,517	1,230,074
eBay, Inc. (a)	215,932	7,965,732
Google, Inc., Class A (a)	47,813	30,659,608
VeriSign, Inc.	30,167	1,156,603
Yahoo!, Inc. (a)	228,820	3,482,640
Total Internet Software & Services		44,494,657

IT Services - 3.8%
Accenture Plc, Class A	122,018	7,870,161
Automatic Data Processing, Inc.	92,486	5,104,302
Cognizant Technology Solutions Corp., Class A (a)	57,194	4,401,078
Computer Sciences Corp. (b)	29,133	872,242
Fidelity National Information Services, Inc.	44,162	1,462,646
Fiserv, Inc. (a)	26,079	1,809,622
International Business Machines Corp.	218,445	45,578,549
MasterCard, Inc., Class A	20,035	8,425,519
Paychex, Inc.	60,807	1,884,409
SAIC, Inc. (a)	51,745	683,034
Teradata Corp. (a)	31,558	2,150,678
Total System Services, Inc.	30,251	697,891
Visa, Inc., Class A	93,784	11,066,512
The Western Union Co. (b)	116,944	2,058,214
Total IT Services		94,064,857

Office Electronics - 0.1%
Xerox Corp. (b)	250,533	2,024,307
Total Office Electronics		2,024,307

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	111,116	891,150
Altera Corp.	60,774	2,420,021
Analog Devices, Inc. (b)	56,147	2,268,339
Applied Materials, Inc.	243,482	3,028,916
Broadcom Corp., Class A (a)	92,471	3,634,110
First Solar, Inc. (a)(b)	10,949	274,272
Intel Corp. (b)	941,900	26,476,809
KLA-Tencor Corp.	31,452	1,711,618
Linear Technology Corp.	43,221	1,456,548
LSI Corp. (a)	107,322	931,555
Microchip Technology, Inc. (b)	36,274	1,349,393
Micron Technology, Inc. (a)	186,330	1,509,273
Novellus Systems, Inc. (a)	13,412	669,393
NVIDIA Corp. (a)	115,174	1,772,528
Teradyne, Inc. (a)	34,890	589,292
Texas Instruments, Inc.	215,859	7,255,021
Xilinx, Inc.	49,364	1,798,330
Total Semiconductors & Semiconductor Equipment		58,036,568

Software - 3.7%
Adobe Systems, Inc. (a)	93,093	3,194,021
Autodesk, Inc. (a)	42,585	1,802,197
BMC Software, Inc. (a)	30,946	1,242,791
CA, Inc.	68,533	1,888,769
Citrix Systems, Inc. (a)	34,986	2,760,745
Electronic Arts, Inc. (a)	62,696	1,033,230
Intuit, Inc.	55,597	3,343,048
Microsoft Corp.	1,407,911	45,405,130
Oracle Corp.	739,069	21,551,252
Red Hat, Inc. (a)	36,412	2,180,715
Salesforce.com, Inc. (a)	25,640	3,961,636
Symantec Corp. (a)	137,721	2,575,383
Total Software		90,938,917
Total Information Technology		492,739,323

MATERIALS - 3.4%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	39,705	3,644,919
Airgas, Inc.	12,997	1,156,343
CF Industries Holdings, Inc. (b)	12,344	2,254,632
The Dow Chemical Co. (b)	223,476	7,741,209
E.I. du Pont de Nemours & Co.	175,756	9,297,492
Eastman Chemical Co.	25,853	1,336,342
Ecolab, Inc. (b)	54,913	3,389,230
FMC Corp. (b)	13,147	1,391,741
International Flavors & Fragrances, Inc.	15,334	898,572
Monsanto Co.	100,941	8,051,054
The Mosaic Co.	56,140	3,103,981
PPG Industries, Inc.	28,687	2,748,215
Praxair, Inc.	56,259	6,449,532
The Sherwin-Williams Co.	16,306	1,771,973

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Sigma-Aldrich Corp. (b)	22,773	$1,663,795
Total Chemicals		54,899,030

Construction Materials - 0.1%
Vulcan Materials Co. (b)	24,418	1,043,381
Total Construction Materials		1,043,381

Containers & Packaging - 0.1%
Ball Corp.	29,418	1,261,444
Bemis Co., Inc. (b)	19,559	631,560
Owens-Illinois, Inc. (a)	30,834	719,666
Sealed Air Corp.	36,058	696,280
Total Containers & Packaging		3,308,950

Metals & Mining - 0.8%
Alcoa, Inc.	200,980	2,013,820
Allegheny Technologies, Inc.	20,214	832,210
Cliffs Natural Resources, Inc. (b)	26,814	1,857,138
Freeport-McMoRan Copper & Gold, Inc.	178,701	6,797,786
Newmont Mining Corp.	93,333	4,785,183
Nucor Corp. (b)	59,740	2,565,833
Titanium Metals Corp. (b)	15,416	209,041
United States Steel Corp. (b)	27,023	793,665
Total Metals & Mining		19,854,676

Paper & Forest Products - 0.2%
International Paper Co.	82,400	2,892,240
MeadWestvaco Corp.	32,360	1,022,252
Total Paper & Forest Products		3,914,492
Total Materials		83,020,529

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.5%
AT&T, Inc. (b)	1,117,754	34,907,457
CenturyLink, Inc.	116,813	4,514,822
Frontier Communications Corp. (b)	188,663	786,725
Verizon Communications, Inc.	534,583	20,437,108
Windstream Corp. (b)	110,756	1,296,953
Total Diversified Telecommunication Services		61,943,065

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	47,197	2,517,488
MetroPCS Communications, Inc. (a)	54,932	495,487
Sprint Nextel Corp. (a)	565,397	1,611,381
Total Wireless Telecommunication Services		4,624,356
Total Telecommunication Services		66,567,421

UTILITIES - 3.3%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	91,137	3,516,066
Duke Energy Corp. (b)	251,839	5,291,137
Edison International (b)	61,422	2,611,049
Entergy Corp.	33,297	2,237,559
Exelon Corp.	160,461	6,291,676
FirstEnergy Corp.	78,843	3,594,452
NextEra Energy, Inc. (b)	78,467	4,792,764
Northeast Utilities (b)	33,512	1,243,966
Pepco Holdings, Inc. (b)	43,151	815,122
Pinnacle West Capital Corp.	20,496	981,758
PPL Corp.	109,199	3,085,964
Progress Energy, Inc.	55,655	2,955,837
Southern Co.	163,373	7,340,349
Total Electric Utilities		44,757,699

Gas Utilities - 0.1%
AGL Resources, Inc.	22,191	870,331
ONEOK, Inc.	19,600	1,600,536
Total Gas Utilities		2,470,867

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)(b)	121,399	1,586,685
NRG Energy, Inc. (a)	42,882	671,961
Total Independent Power Producers & Energy Traders		2,258,646

Multi-Utilities - 1.3%
Ameren Corp.	45,802	1,492,229
Centerpoint Energy, Inc.	80,402	1,585,528
CMS Energy Corp. (b)	48,669	1,070,718
Consolidated Edison, Inc.	55,215	3,225,660
Dominion Resources, Inc. (b)	107,484	5,504,256
DTE Energy Co.	31,945	1,757,933
Integrys Energy Group, Inc. (b)	14,661	776,886
NiSource, Inc. (b)	53,312	1,298,147
PG&E Corp.	77,690	3,372,523
Public Service Enterprise Group, Inc. (b)	95,401	2,920,225
SCANA Corp. (b)	21,769	992,884
Sempra Energy (b)	45,357	2,719,606
TECO Energy, Inc.	40,517	711,073
Wisconsin Energy Corp. (b)	43,445	1,528,395

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2012
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Xcel Energy, Inc.	91,777	$2,429,337
Total Multi-Utilities		31,385,400
Total Utilities		80,872,612
Total Long-Term Investments (Cost $1,788,250,854)		2,399,869,172

SHORT-TERM SECURITIES (13.8% of net assets)
MONEY MARKET FUNDS - 13.6%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.25% (c)(d)(e)	257,702,518	257,702,518
Prime, SL Agency Shares, 0.24% (c)(d)(e)	78,052,833	78,052,833
Total Money Market Funds		335,755,351

	Par
	(000)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.08%, 6/21/12 (f)(g)	$4,155	4,154,431
Total U.S. Treasury Obligations		4,154,431
Total Short-Term Securities (Cost $339,909,782)		339,909,782
TOTAL INVESTMENTS (Cost $2,128,160,341*) - 110.9%		2,739,778,954
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9)%		(268,931,189)
NET ASSETS - 100%		$2,470,847,765

* As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,128,160,342
Gross unrealized appreciation	$808,354,131
Gross unrealized depreciation	(196,735,519)
Net unrealized appreciation	$611,618,612

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Realized Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	170,771,686	86,930,832	1	-	257,702,518	$257,702,518	$-	$121,300
BlackRock Cash Funds: Prime, SL Agency Shares	53,764,558	24,288,275	1	-	78,052,833	$78,052,833	$-	$38,939
BlackRock Inc.	18,408	1,090		(575)	18,923	$3,877,323	$(10,782)	$28,032
PNC Financial Services Group, Inc.	96,666	5,820		(3,025)	99,461	$6,414,240	$(38,344)	$33,611

1 Represents net shares purchased.

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.

For Master Portfolio compliance purposes, the Master Portfolio‘s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1,001	S&P 500 INDEX	Chicago	June 2012	$70,232,663	$2,009,746

•
Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	●	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities
●
Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

●
Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments1:
Common Stocks	$2,399,869,172	-	-	$2,399,869,172
Short-Term Securities:
Money Market Funds	335,755,351	-	-	335,755,351
U.S. Government Obligations	-	$4,154,431	-	4,154,431
Total	$2,735,624,523	$4,154,431	-	$2,739,778,954

1 See above Schedule of Investments for values in each sector and industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments2:
Assets:
Equity contracts	$2,009,746	-	-	$2,009,746

2     Derivative financial instruments are financial future contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio's liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $272,706,526 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)           Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)           Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	President, Chief Executive Officer and Director
Date:	May 25, 2012

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 25, 2012